Dear Shareholders:

     The financial markets have been exceptionally volatile over the past few weeks. Events began to unfold in mid August, when the Asian currency crisis bled over to the Far East markets causing those markets to stumble, setting off a domino-effect that spread to all world markets. Just as market observers were predicting a repeat of the October 19, 1987 slide, stocks rallied back. At Calvert Group, we see this recent roller coaster ride as an example of the ups and downs inevitable in stock market investing. We don't believe the skies have suddenly darkened over the entire market. Fundamentals are still strong. There is no evidence of surging inflation, the economy is expanding at a sustainable pace and money continues to flow into the market.

     For investors troubled by the recent volatility, we suggest two time-tested approaches. First, make investment decisions based on your time horizon and tolerance for risk. Second, diversifying among different types of asset classes can help lessen the sting of a sudden fall in stock prices. Your financial professional can help you decide whether your portfolio is well balanced. In closing, I'd like to call your attention to the new format of our shareholder reports. The changes were intended to put you in closer contact with the portfolio manager and make the reports more interesting to read. We welcome your comments.

Sincerely,


Barbara J. Krumsiek
President and CEO
November 3, 1997
Dear Investors:

The financial markets have continued to be good to investors over the past period. Your Fund's returns have kept up with their respective indices. Many of us, including Alan Greenspan and noted investor Warren Buffet, are baffled by the strong gains. Yet, some people talk about a New Era of Investing Economics and expect prices to continue to climb.

Well, New Eras bring New Challenges. For example, Microsoft, a stock the Managed Growth Portfolio has held to great profit, provides a new case study of what it means to be a dominant economic player for the personal choices we the people may have, or not have, in the future. While we as shareholders are able to enjoy the strong financial returns that come as a result of the software developer's success, it's hard not to feel a slight sense of misgiving. The company satisfies all of our traditional investment criteria, and even excels in the area of personnel practices, yet we have to ask whether our society, or even Microsoft, is better off when one entity dominates the creation and development of new information technologies. We recognize the value of biodiversity in the environment, but what about the hazards of a monoculture in our information world?

Department of Labor
sweatshop event

On September 22, 1997, Calvert Group organized and led a press conference with members of the social investment community. The event, hosted by Secretary of Labor Alexis Herman, applauded the Apparel Industry Partnership (AIP) for their efforts in developing meaningful solutions to sweatshop practices. The event was also intended to encourage more companies to join the Partnership. Several reporters from prominent news and media organizations were present at the briefing. A joint statement was endorsed by Calvert Group and numerous other social investment industry leaders.

The Journal of Investing

Finally, I want to call your attention to the Journal of Investing's winter issue, which focuses almost entirely on socially responsible investing. The publication is noteworthy not only because it contains two articles from Calvert Group, but because this is the first time a mainstream financial journal has recognized our field in such a serious and comprehensive way.

As our fund reaches its fifteenth year, it is this kind of recognition that will help deepen the awareness, penetration and impact of our investment philosophy.

Sincerely,



D. Wayne Silby
Chairman, Board of Trustees
October 21, 1997

A DISCUSSION WITH PORTFOLIO MANAGER,
Beth Bunnell Hunter

What was the investment climate over the period covered by this report?

Investors have had difficulty getting a clear reading on the strength of the economy or the direction of interest rates, so money market yields have traded in a fairly tight band. The one-year Treasury Bill was yielding about 5.69% at the beginning of the period, peaked at 6% the end of April, then fell back to close the period at 5.45%. Federal Reserve Chairman Alan Greenspan expressed concern about the pace of economic growth, but the Fed maintained its neutral monetary policy. In March, the Fed made only one change to its target for key rates, a 25 basis points increase to the federal funds rate, the rate banks charge each other for overnight loans.

What was your strategy?

Expecting that money market rates would be more likely to rise than fall, we kept the Portfolio's maturity near the short end of its one-year range throughout the year. The weighted average maturity was 23 days at the close of this period, compared to 28 days at the start. To enhance yields without taking significantly greater market risk, we shifted to a barbelled maturity structure, concentrating assets both at the short and long end of the money market spectrum. At the short end, we continued to invest heavily in variable rate demand notes. These securities typically yield 15 to 20 basis points more than comparable corporate issues. Variable rate demand notes comprised about 65% of the total Portfolio on September 30, 1997, up from about 53% one year ago. On the long end, we've added to our holdings of government agency issues and CDs.

Can you comment on the Portfolio's relative performance?

The Portfolio's yield has remained near the average money market fund yield over the past year.

Where do you see short-term rates heading over the next six months?

The Fed's next move is more likely to be another modest rate increase, which should cause short-term yields to rise a bit.
However, money market investors shouldn't expect dramatically higher yields.

October 20, 1997

Money Market Portfolio Statistics
September 30, 1997

Annualized Dividend Yield

6 Months ended

                           9/30/97          3/31/97
Money
Market Portfolio           4.98%            4.81%
Lipper Money
Market Funds Index         4.71%            4.60%

Maturity Schedule

Weighted Average

                         9/30/97           3/31/97
                         23 days           33 days


Portfolio Quality Structure

Pie chart here showing percentage of each portfolio:

Tier 1                88%
US Government Agency  12%

     All securities in Calvert Group money market funds are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier Securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Rating Organizations. Second Tier Securities are eligible securities not in the First Tier. Total return assumes reinvestment of dividends. Past performance is no guarantee of future results.

A DISCUSSION WITH PORTFOLIO MANAGER,
Greg Habeeb

What was your view of the strength of the economy and the investment climate over the past 12 months?

     The economy looked to be expanding at a robust but not runaway pace. The most obvious indicators of rising prices-the consumer price index and producer price index-have not pointed to surging inflation. But there was a steady increase in new job hires and shrinking unemployment. Tight labor markets typically push wages higher which can trigger higher prices at the consumer level. Bond yields traded in a fairly tight range. The high and low yields on the benchmark 30-year Treasury bond were within 95 basis points of each other for the year, with a high of 7.20% and a low of 6.25%. What was your strategy?

We kept the Portfolio's duration, a measure of interest rate sensitivity, near the short end of our range through the first half of this reporting period. Going into the second half, we lengthened duration a bit in order to capture more yield. This less cautious stance is in line with our generally favorable outlook for the bond market.

Once we hit our target duration, we tend to stay there. Instead of trying to predict the direction of rates day-to-day or week-to-week, we look to enhance returns by implementing relative value trades. That is, we purchase undervalued issues and sell them when they return to fair value We were successful with that approach during this period, finding trading opportunities among corporate bonds. We further reduced our holdings of mortgage-backed securities because they seemed overvalued. How did the Portfolio's return compare to that of its benchmark? For the 12-month period, we led the Lehman Aggregate Bond Index by 18 basis points. For the six-month period, we led the Index by 38 basis points.

What's your prediction for the economy and interest rates over the next six months and beyond?

The Federal Reserve is determined not to get behind the curve with inflation and may take steps to nudge key short-term rates higher in the coming months. Long rates would likely follow suit. However, we don't expect any steep increases in the notes that the Fed controls. Looking out over the next year, we see a number of trends that portend lower rates. These include a secular downtrend in inflation over the last three years, fundamental changes in US fiscal policy and a strong US economy that has practically eliminated the need for net new Treasury borrowings. Thus our long-term outlook for the bond market for the next year is positive.

October 20, 1997


Bond
Portfolio Statistics
September 30, 1997

Investment Performance

                                            6 Months          12 Months

Bond Portfolio                              7.50%             9.89%
Lehman Aggregate
Bond Index TR 7.12%                         9.71%
Lipper Corporate
Debt A Funds Index                          7.38%             9.89%

Maturity Schedule

                                            Weighted Average

                                            9/30/97           3/31/97
                                            14 years          11 years

SEC Yields

                                            30 days ended

                                            9/30/97           3/31/97
                                            4.77%             5.44%

Portfolio Quality Structure

Pie chart here showing percentage of each bond:

AA             2%
AAA            25%
BB             2%
BBB            31%
A              44%
Cash Eqivalent 7%




Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return

Source:  Lipper Analytical Services, Inc.

BOND
PORTFOLIO STATISTICS
September 30, 1997

Average Annual Total Returns

                                            as of 9/30/97

One year      5.74%
Five year                                   5.50%
Ten year                                    8.44%
Since inception                             8.24%
(8/24/87)

Performance Comparison
Comparison of change in value of $10,000 investment.

Line graph here showing comparison from 10//1/87 to 9/97

CSIF Bond Portfolio - $22,490
Lehman Aggregate Bond Index TR - $24,731


Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum sales charge of 3.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.

A DISCUSSION WITH VICE PRESIDENT
OF EQUITIES, JOHN NICHOLS

Could you summarize the performance of the financial markets over the past year?

Stocks continued to charge ahead, with small- and mid-cap securities lagging the first three quarters then leading the pack in the final quarter. Bonds posted positive, but not quite as spectacular gains. What changes were made in the Portfolio's fixed-income strategy? Calvert Asset Management Company, Inc. kept the Portfolio's duration, a measure of interest rate sensitivity, near the short end of the range through the first half of this reporting period. Going into the second half, they lengthened duration a bit in order to capture more yield. This slightly less cautious stance is in line with their generally favorable outlook for the bond market.

Two other asset managers oversee the Portfolio's equity component.
Can you tell us how assets were managed by those firms?
Brown Capital Management, Inc. uses a Growth at a Reasonable Price
(GARP) approach, whereby they look to identify companies with above-average growth potential that are also trading at attractive prices. For the past year, they have focused on companies that stand to benefit from two key themes: corporations and businesses looking to enhance productivity and businesses catering to the aging population. That's led them to stocks in the health care, financial services and technology industries. They are also weighted toward mid-cap companies, not the big, well-known companies that comprise the Dow Jones Industrials Average or the Standard & Poor's 500 Stock Index.

NCM Capital Management, Inc. also utilizes a GARP strategy. Their portion of the Portfolio is fully diversified among large and small companies, across industries and among cyclical and non-cyclical businesses. During this period, they tended to focus on multi-national, consumer growth companies-the big corporate powerhouses they expect will benefit from globalization of the world's markets-and companies in the financial services and technology industries.

How did the Fund perform?

Investors earned double-digit returns over both the six- and 12-month periods. Both asset categories and all three fund managers contributed positive gains. The Portfolio's return was modestly above the return on the Lipper Balanced Funds Index for the six-month period and slightly behind for the one year period. This was largely due to a turn-around in the small- and mid-cap stock universe. The Portfolio's mid-cap component is larger than most of its peers, so we lagged in the first part of this reporting period when mid-caps were outdistanced by large-caps then led in the latter part when this sector soared.

Going forward, what should investors expect from the financial markets?

Near-term, the stock and bond markets will likely exhibit a high degree of volatility as investors await the next Federal Reserve meeting. We are not anticipating a steep increase in rates, although the Fed may take some action to keep inflation in check.
Relatively stable interest rates should allow bonds to generate positive returns in 1998. Stocks are not likely to expand as much as they have in the past few years, but the market's foundation looks solid. Portfolio managers' ability to select stocks will likely be the key to continued good performance.

October 20, 1997

Managed Growth Portfolio Statistics
September 30, 1997

Ten Largest Holdings

                                            % of Net Assets
Xerox Capital Trust I,
8.00%, 2/1/27                               2.39%
Swedbank Sparbank Svenge,
7.50%, 9/1/12                               2.05%
Medpartners, Inc.,
6.875%, 9/1/00                              1.75%
Cisco Systems, Inc.                         1.66%
Greentree Financial Corp.                   1.57%
Chase Manhattan Corp.                       1.51%
Cardinal Health, Inc.                       1.35%
Oracle Systems Corp.                        1.33%
Repurchase Agreement                        1.29%
EMC Corp.                                   1.25%
Total                                       16.15%

Investment Performance

                                            6 Months          12 Months
Managed
Growth Portfolio                            19.77%            21.94%
Lehman Aggregate
Bond Index TR 7.12%                         9.71%
S&P 500 Index
Mthly. Reinvested                           26.24%            40.43%
Lipper Balanced
Funds Index                                 17.82%            24.92%



Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge.

Source:  Lipper  Analytical  Services,Inc.

New  subadvisors  assumed  management of the Portfolio  effective  July
1995.

MANAGED GROWTH PORTFOLIO STATISTICS
September 30, 1997

Average Annual Total Returns

     Class A Shares
                                            as of 9/30/97

One year                                    16.30%
Five year                                   9.91%
Ten year                                    8.78%
Since inception                             11.54%
(10/21/82)

     Class C Shares
                                            as of 9/30/97

One year                                    20.56%
Since inception                             11.22%
(3/01/94)

Performance Comparison
Comparison of change in value of $10,000 investment.


Line chart here showing comparison from 10/1/87 to 9/97

CSIF Managed Growth Portfolio - $23,191
S&P 500 Index Monthly Reinvested - $39,502
Lehman Aggregate Bond Index TR - $24,731
Lipper Balanced Fund Index - $28,897
90 day T-Bill - $17,138



Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum sales charge of 4.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph.The value of an investment in Class C shares would be different.

A DISCUSSION WITH PORTFOLIO MANAGER, PHIL SCHETTEWI

How would you characterize the investment climate for stocks over the past 12 months?

This has been an exceptional period, brought about by a powerful combination of strong earnings growth, continued low inflation, relatively stable interest rates and solid demand for stocks. In general, the best returns came from stocks in the technology, financial services and transportation sectors. Health care companies, utilities and manufacturers of basic materials tended to post weaker returns.

What is Loomis, Sayles and Company's management strategy?

Our analysis leads us to stocks of companies with improving fundamentals that are selling at the low end of their historical valuation range. We then look for evidence of a change occurring at the company or industry level, something that will serve as a catalyst for greater earnings growth or higher valuations.
How did the Portfolio perform over the past 12 months?
While strongly positive, the Portfolio's 12-month return lagged the return for the Lipper Growth Funds Index.
The Portfolio was hurt by our relative underweighting in the financial services sector and exposure to specific companies that experienced setbacks. For instance, shares of technology services company Ikon Office Solutions declined in value when the company encountered difficulty bringing about a change in its organizational structure. Investors also punished networking company Ascend Communications for product delivery problems and weak international demand.

On the positive side, Intel, the dominant manufacturer of PC chips and one of the Portfolio's largest holdings, contributed strong gains. US Freightways also boosted returns.

What should investors expect over the next six months?

The current environment is favorable for stocks, and we don't anticipate radical change. The economy is expanding at a modest pace, which should keep corporate earnings from declining and may indeed encourage further growth. Inflation appears benign, with only slight price increases measured at the producer and consumer levels. We expect any intervention by the Federal Reserve would be minimal and would not bring the current economic expansion to a halt. However, with valuations moving higher, stock selection becomes more critical. We believe our active, bottom-up approach should help us outperform broad market measures over the coming months.

October 20, 1997

Equity
Portfolio Statistics
September 30, 1997

Ten Largest Stock Holdings

                                            % of Net Assets

SBC Communications, Inc.                    3.88%
Intel Corp.                                 3.73%
Federated Department Stores, Inc.           3.38%
Computer Associates
International, Inc.                         3.37%
United Meridian Corp.                       3.17%
Dover Corp.   3.12%
American Greetings Corp.                    3.00%
General Nutrition
Companies, Inc.                             2.85%
International Business
Machines Corp.                              2.77%
Nalco Chemical Co.                          2.76%
Total                                       32.03%

Investment Performance

                                            6 Months          12 Months

Equity Portfolio                            24.54%            31.34%
S&P 500 Index
Mthly. Reinvested                           26.24%            40.43%
Lipper Growth
Funds Index                                 27.66%            34.61%



Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge.

Source:  Lipper  Analytical  Services,Inc.

New  subadvisors  assumed  management of the Portfolio  effective  February
1994.

EQUITY
PORTFOLIO STATISTICS
September 30, 1997

Average Annual Total Returns

     Class A Shares
                                            as of 9/30/97

One year                                    25.07%
Five year                                   11.08%
Ten year                                    9.13%
Since inception                             9.25%
(8/24/87)

     Class C Shares
                                            as of 9/30/97

One year                                    29.84%
Since inception                             11.89%
(3/01/94)

Performance Comparison
Comparison of change in value of $10,000 investment.

Line graph here showing comparison from 10/1/87 to 9/97

CSIF Equity Portfolio - $23,957
S&P 500 Index Montly Reinvested - $39,502
Lipper Growth Funds Index - $25,060


Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum sales charge of 4.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.The value of an investment in Class A shares is plotted in the line graph. The value of an investment in Class C shares would be different.

REPORT OF INDEPENDENT ACCOUNTANTS

     To the Board of Trustees  and  Shareholders  of Calvert  Social  Investment
Fund: We have audited the accompanying statements of net assets of Calvert Social Investment Fund (comprised of the Money Market, Managed Growth, Bond and Equity Portfolios), as of September 30, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 1993, were audited by other auditors whose report dated October 29, 1993, expressed an unqualified opinion thereon. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective portfolios comprising Calvert Social Investment Fund as of September 30, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
November 7, 1997

MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997

U.S. Government Agencies                             Principal
and Instrumentalities (6.0%)                         Amount

Federal National Mortgage Assn., 5.33%, 10/16/97     $5,000,000
Student Loan Marketing Assn, 5.79%, 9/16/98           5,000,000

         Total U.S. Government Agencies and
 Instrumentalities (Cost $9,991,163)

Certificates of Deposit (0.7%)
Bank of Cherokee County, 5.50%, 4/22/98 (^)          100,000
Broadway Federal Savings & Loan, 5.20%,
 8/20/98 (^)                                         100,000
Community Bank of the Bay, 5.50%, 10/7/97 (^)        100,000
Community Capital Bank, 5.05%, 1/20/98 (^)           100,000
Elk Horn Bank & Trust, 5.27%, 12/18/97 (^)           100,000
Family Savings Bank, 5.40%, 8/20/98 (^)              100,000
First Community Bank, 5.10%, 4/22/98 (^)             100,000
Founders National Bank, 5.30%, 8/28/98 (^)           100,000
Seaway National Bank Chicago, IL,  5.45%,
1/27/98 (^)                                          100,000
Self Help Credit Union, 5.60%, 7/16/98 (^)           100,000
Shore Bank &Trust, 5.20%, 12/19/97 (^)               100,000
South Shore Bank of Chicago, 5.35%, 10/30/97 (^)     100,000

         Total Certificates of Deposit (Cost $1,200,000)

Commercial Paper (10.9%)
Accor SA, 5.53%, 11/25/97, LOC:  National
 Banque of Paris                                     5,000,000
National Australia Funding, 5.50%, 10/14/97,
         GA:  National Australia Bank                5,000,000
Northwestern University, 5.51%, 11/10/97             5,000,000
Safeco Credit Company, Inc., 5.56%, 10/20/97         3,195,000

         Total Commercial Paper (Cost $18,102,839)

Taxable Variable Rate Demand Notes (75.5%)
Alabama H/M Partners LLC Community
 Development  VRDN, 5.70%, 10/01/20, LOC:
 Amsouth Bank                                        4,200,000
Alabama State Industrial Development Revenue
         VRDN, 5.70%, 12/1/19, LOC:
 First Bank NA                                       5,760,000
Aspen Institute Inc. VRDN, 5.81875%, 12/1/04,
         LOC:  First National Bank of Maryland       1,710,000
Barton Healthcare LLC VRDN, 5.75%, 2/15/25,
         LOC:  American National Bank & Trust        7,400,000
Berks County PA Industrial Development
Authority Revenue VRDN, 5.75%, 6/1/15, LOC:
 Corestates                                          2,250,000
Bexar County Health Facilities Revenue VRDN,
5.98%, 2/1/22, LOC: Kredietbank                      2,665,000


MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997


U.S. Government Agencies                                         Value
and Instrumentalities (6.0%)

Federal National Mortgage Assn., 5.33%, 10/16/97              $4,988,896
Student Loan Marketing Assn, 5.79%, 9/16/98                   5,002,267

         Total U.S. Government Agencies and
 Instrumentalities (Cost $9,991,163)                          9,991,163

Certificates of Deposit (0.7%)
Bank of Cherokee County, 5.50%, 4/22/98 (^)                   100,000
Broadway Federal Savings & Loan, 5.20%,
 8/20/98                                                      100,000
Community Bank of the Bay, 5.50%, 10/7/97 (^)                 100,000
Community Capital Bank, 5.05%, 1/20/98 (^)                    100,000
Elk Horn Bank & Trust, 5.27%, 12/18/97 (^)                    100,000
Family Savings Bank, 5.40%, 8/20/98 (^)                       100,000
First Community Bank, 5.10%, 4/22/98 (^)                      100,000
Founders National Bank, 5.30%, 8/28/98 (^)                    100,000
Seaway National Bank Chicago, IL,  5.45%,
1/27/98                                                       (100,000)
Self Help Credit Union, 5.60%, 7/16/98 (^)                    100,000
Shore Bank &Trust, 5.20%, 12/19/97 (^)                        100,000
South Shore Bank of Chicago, 5.35%, 10/30/97 (^)              100,000

Total Certificates of Deposit (Cost $1,200,000)              1,200,0000

Commercial Paper (10.9%)
Accor SA, 5.53%, 11/25/97, LOC:
 National Banque of Par                                       4,957,757
National Australia Funding, 5.50%, 10/14/97,
         GA:  National Australia Bank                         4,990,069
Northwestern University, 5.51%, 11/10/97                      4,969,389
Safeco Credit Company, Inc., 5.56%, 10/20/97                  3,185,624

         Total Commercial Paper (Cost $18,102,839)            18,102,839

Taxable Variable Rate Demand Notes (75.5%)
Alabama H/M Partners LLC Community
 Development
         VRDN, 5.70%, 10/01/20, LOC
:  Amsouth Bank                                               4,200,000
Alabama State Industrial Development Revenue
         VRDN, 5.70%, 12/1/19, LOC:
 First Bank NA                                                5,760,000
Aspen Institute Inc. VRDN, 5.81875%, 12/1/04,
         LOC:  First National Bank of Maryland                1,710,000
Barton Healthcare LLC VRDN, 5.75%, 2/15/25,
         LOC:  American National Bank & Trust                 7,400,000
Berks County PA Industrial Development Authority
         Revenue VRDN, 5.75%, 6/1/15,
LOC:  Core states                                             2,250,000
Bexar County Health Facilities Revenue VRDN, 5.98%,
         2/1/22, LOC: Kredietbank                             2,665,000

                                                              Principal
Taxable Variable Rate Demand Notes (Cont'd)                   Amount

California Statewide Community Development Revenue
     VRDN, 5.90%, 7/1/27, LOC:  Sanwa Bank                    $345,000
Chapel Oaks Inc. Revenue VRDN, 5.90%, 10/1/26,
     LOC:  Allied Irish Bank                                  7,000,000
Gardena Certificates of Participation VRDN, 5.90%, 7/1/25,
     LOC:  Sumitomo Trust & Banking, Confirming
     LOC: Dai-Ichi Kangyo Bank                                7,710,000
Hamburg NY Industrial Development Agency
Mortgage Revenue
     VRDN, 5.85%, 12/20/38, LOC:  Key Bank of
 New York                                                     2,400,000
Iowa Finance Authority Economic Development
 Revenue VRDN,
     5.65%, 3/1/11, LOC:  Rabobank Nederland1,800,000
IPC Industries, Inc. VRDN, 5.70%, 10/1/11, LOC:
 National Bank of Canada                                      4,660,000
Liliha Partners Revenue VRDN, 6.05%, 8/1/24,
     LOC:  First Hawaiian Bank                                8,000,000
Memphis Center Finance Corp. Multi-family Housing
     Revenue VRDN, 5.95%, 11/1/30, LOC: National Bank
     of Commerce TN                                           345,000
Meriter Hospital Inc. VRDN, 5.65%, 12/1/16, LOC:
Firstar Bank
     of Milwaukee                                             8,000,000
Mississippi Business Financial Corporation Industrial
Development Revenue VRDN, 5.95%, 5/1/12, LOC:
 Mercantile Bank                                              3,400,000
Montgomery County Industrial Building Revenue
VRDN, 5.70%,
     8/1/06, LOC: Fleet Bank                                  1,981,000
Montgomery County Industrial Development Authority

     VRDN, 5.75%, 3/1/10, LOC: Corestates                     605,000
Mt. Vernon Industrial Economic Development Revenue
VRDN,
     5.90%, 7/1/07, LOC:  Citizens National Bank of
Evansville, Confirming LOC:  Suntrust Bank                    2,600,000
Mt. Vernon Industrial Solid Waste Disposal Revenue
VRDN, 5.90%, 11/1/11, LOC: Citizens National Bank
of Evansville, Confirming
     LOC: Suntrust Bank                                       3,500,000
Mt. Vernon Industrial Solid Waste Disposal Revenue
VRDN, 5.90%,  7/1/07, LOC: Citizens National Bank
 of Evansville, Confirming
     LOC: Suntrust Bank                                       1,000,000
Pennsylvania Economic Development Financing
 Authority Revenue
     VRDN, 5.65%, 7/1/16, LOC: Mellon Bank                    3,800,000
Physicians Plus Medical Group VRDN, 5.70%, 8/1/16,
     LOC:  Marshall & Ilsley Bank                             7,669,000
Roosevelt Paper Company, 5.75%, 6/1/12, LOC:
 Corestates                                                   4,620,000
Sault Sainte Marie Tribe Building Authority Revenue
VRDN, 5.94%,
     6/1/03, LOC:  First America Bank of Michigan             6,840,000
St. Josephs County Multi-family Housing VRDN,
 Corby Apartments,
     5.75%, 6/1/27, LOC: Federal Home Loan Bank               345,000
St. Josephs County Multi-family Housing VRDN, Pin Oak
     Apartments, 5.75%, 6/1/27, LOC: Federal Home
 Loan Bank                                                    940,000
St. Josephs County Multi-family Housing VRDN,
West Manor
     Apartments, 5.75%, 6/1/27, LOC: Federal
Home Loan Bank                                                570,000
Texas St., Texas Veterans Land, 5.69%, 12/1/27,
     TOA:  Citibank                                           8,000,000

Taxable Variable Rate Demand Notes (Cont'd)                     Value

California Statewide Community Development Revenue
     VRDN, 5.90%, 7/1/27, LOC:  Sanwa Bank                    $345,000
Chapel Oaks Inc. Revenue VRDN, 5.90%, 10/1/26,
     LOC:  Allied Irish Bank                                  7,000,000
Gardena Certificates of Participation VRDN, 5.90%, 7/1/25,
     LOC:  Sumitomo Trust & Banking, Confirming
     LOC: Dai-Ichi Kangyo Bank                                7,710,000
Hamburg NY Industrial Development Agency Mortgage
 Revenue
     VRDN, 5.85%, 12/20/38, LOC:  Key Bank of New York        2,400,000
Iowa Finance Authority Economic Development Revenue
VRDN,
     5.65%, 3/1/11, LOC:  Rabobank Nederland1,                  800,000
IPC Industries, Inc. VRDN, 5.70%, 10/1/11, LOC:
 National Bank of Canada                                      4,660,000
Liliha Partners Revenue VRDN, 6.05%, 8/1/24,
     LOC:  First Hawaiian Bank                                8,000,000
Memphis Center Finance Corp. Multi-family Housing
     Revenue VRDN, 5.95%, 11/1/30, LOC: National Bank
     of Commerce TN                                           345,000
Meriter Hospital Inc. VRDN, 5.65%, 12/1/16, LOC:
  Firstar Bank of Milwaukee                                   8,000,000
Mississippi Business Financial Corporation Industrial
Development  Revenue VRDN, 5.95%, 5/1/12, LOC:
 Mercantile Bank                                              3,400,000
Montgomery County Industrial Building Revenue
 VRDN, 5.70%,
     8/1/06, LOC: Fleet Bank                                  1,981,000
Montgomery County Industrial Development Authority

     VRDN, 5.75%, 3/1/10, LOC: Corestates                      605,000
Mt. Vernon Industrial Economic Development
Revenue VRDN,  5.90%, 7/1/07, LOC:  Citizens
 National Bank of Evansville,
     Confirming LOC:  Suntrust Bank                           2,600,000
Mt. Vernon Industrial Solid Waste Disposal Revenue
 VRDN, 5.90%, 11/1/11, LOC: Citizens National
 Bank of Evansville, Confirming
     LOC: Suntrust Bank                                       3,500,000
Mt. Vernon Industrial Solid Waste Disposal Revenue
VRDN, 5.90%,  7/1/07, LOC: Citizens National
 Bank of Evansville, Confirming
     LOC: Suntrust Bank                                       1,000,000
Pennsylvania Economic Development Financing
Authority Revenue  VRDN, 5.65%, 7/1/16, LOC:
Mellon Bank                                                   3,800,000
Physicians Plus Medical Group VRDN, 5.70%, 8/1/16,
     LOC:  Marshall & Ilsley Bank                             7,669,000
Roosevelt Paper Company, 5.75%, 6/1/12,
 LOC:  Corestates                                             4,620,000
Sault Sainte Marie Tribe Building Authority Revenue
 VRDN, 5.94%, 6/1/03, LOC:  First America
 Bank of Michigan                                             6,840,000
St. Josephs County Multi-family Housing VRDN,
Corby Apartments, 5.75%, 6/1/27, LOC: Federa
l Home Loan Bank                                              345,000
St. Josephs County Multi-family Housing VRDN, Pin Oak
     Apartments, 5.75%, 6/1/27, LOC: Federal
Home Loan Bank                                                940,000
St. Josephs County Multi-family Housing VRDN,
 West Manor  Apartments, 5.75%, 6/1/27, LOC:
Federal Home Loan Bank                                        570,000
Texas St., Texas Veterans Land, 5.69%, 12/1/27,
     TOA:  Citibank                                           8,000,000

                                                              Principal
Taxable Variable Rate Demand Notes (Cont'd)                   Amount
TLC Holdings LLC VRDN, 5.70%, 6/1/26,
     LOC:  Columbus Bank & Trust                              $5,075,000
W.L. Petrey Wholesaling, Inc. VRDN, 5.70%, 3/1/08,
     LOC:  Southtrust Bank of Alabama                         2,815,000
Westminster Asset Corp., Senior Facilities Project, 5.74%,
     4/1/22, LOC:  Wells Fargo Bank, NA                       7,490,000

     Total Taxable Variable Rate Demand Notes
     (Cost $125,495,000)

Repurchase Agreements (5.4%)
Donaldson Lufkin Jenrette, 6.125%, dated 9/30/97, due
 10/1/97 (Collateral: $9,092,192 Federal National
 Mortgage Assn., 5.98%, 9/23/99)                              8,900,000




Taxable Variable Rate Demand Notes (Cont'd)                    Value
TLC Holdings LLC VRDN, 5.70%, 6/1/26,
     LOC:  Columbus Bank & Trust                              $5,075,000
W.L. Petrey Wholesaling, Inc. VRDN, 5.70%, 3/1/08,
     LOC:  Southtrust Bank of Alabama                          2,815,000
Westminster Asset Corp., Senior Facilities Project, 5.74%,
     4/1/22, LOC:  Wells Fargo Bank, NA                        7,490,000

     Total Taxable Variable Rate Demand Notes
     (Cost $125,495,000)                                      125,495,000

Repurchase Agreements (5.4%)
Donaldson Lufkin Jenrette, 6.125%, dated 9/30/97, due
 10/1/97 (Collateral: $9,092,192 Federal National
 Mortgage Assn., 5.98%, 9/23/99)                              8,900,000

     Total  Repurchase Agreements
 (Cost $8,900,000)                                            8,900,000

     TOTAL INVESTMENTS
 (Cost $163,689,00163,689,0022) - 98.5%
     Other assets and liabilities, net - 1.5%                    2,421,559
     Net Assets - 100%                                        $166,110,561

Net Assets Consist Of:
Paid-in-capital applicable to 166,162,505 shares
of beneficial interest; unlimited number of no par value
 shares authorized                                             $166,140,418
Undistributed net investment income                                      17
Accumulated net realized gain (loss) on investments                 (29,874)

     Net Assets                                               $166,110,561

     Net Asset Value Per Share                                    $1.00

MANAGED GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997

                                                              Principal
Certificates of Deposit (0.1%)                                Amount

Blackfeet National Bank, 5.00%, 11/13/97 (^)                  $92,000
Edward Wells Federal Credit Union, 5.00%,
 11/20/97 (^)                                                 50,000
First American Credit Union, 5.822%, 12/23/97 (^)             92,000
Mission Area Federal Credit Union, 4.95%, 11/18/97 (^)        50,000
New Alternative Federal, 5.00%, 11/18/97 (^)                  50,000
Northeast Community Federal Credit Union, 4.50%,
 11/18/97 (^)                                                 50,000
South Shore Bank of Chicago, 5.15%, 12/5/97 (^)               100,000
South Shore Bank of Chicago, 5.35%, 2/9/98                    350,000

     Total Certificates of Deposit (Cost $834,000)

Convertible Debenture Bonds (0.0%)
WorldWater, Inc., 9.00%, 12/26/97 (*)(b)                      150,000

     Total Convertible Debenture Bonds (Cost $150,000)

Community Loan Notes (0.7%)
Accion International Corp., 4.00%, 1/13/00                    250,000
Accion US Bridge Fund, 4.00%, 1/12/01                         100,000
Boston Community Loan Fund, 4.00%, 1/12/01                    500,000
Capital District Community Loan, 4.00%, 1/13/98               35,000
Cascadia Revolving Fund, 4.00%, 4/7/98                        75,000
Chicago Community Loan Fund, 4.50%, 6/30/98                   75,000
Coastal Enterprises, Inc., 4.50%, 6/30/99                     100,000
Community Reinvestment Fund, 4.00%, 4/5/00                    100,000
Co-op Fund of New England, Inc., 4.00%, 1/13/00               105,000
Delaware Valley Community Reinvestment Fund,
 4.00%, 6/30/99                                               75,000
Eastside Community Investment, 4.00%, 4/5/00                  100,000
Ecumenical Development Corp., 5.00%, 12/31/01                 100,000
Enterprise Loan Fund, 3.50%, 6/30/98                          50,000
Environmental Enterprises, Inc., 4.50%, 6/28/99               125,000
First State Community Loan Fund, 4.00%, 1/15/99               25,000
Foundation for International Community Asst., 3.50%,
 4/30/01                                                      50,000
Housing Assistance Council, 4.50%, 6/30/02                    75,000
Institute for Community Development, 3.00%, 10/1/01           250,000
Institute for Community Economics, 4.00%, 1/13/00             150,000
Interfaith Housing Delaware, 4.50%, 3/31/98                    50,000
Low Income Housing Fund, 4.00%, 1/13/99                       50,000
Low Income Housing Fund, 4.00%, 9/30/99                       100,000
Manna, Inc., 4.50%, 9/30/02                                   250,000
Michigan Housing Trust, 4.50%, 6/28/99                        100,000
Micro Industry Credit Rural Corp., 4.00%, 1/13/98             100,000
Minnesota Non Profit Assistance Fund, 3.50%, 4/7/00           200,000
Montana Women's Capital, 4.50%, 6/30/99                       50,000
National Fed of Community Development Credit Union,
     3.00%, 4/7/98                                            300,000

MANAGED GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997 (Cont'd)

                                                                       Value

Blackfeet National Bank, 5.00%, 11/13/97 (^)                           $91,622
Edward Wells Federal Credit Union, 5.00%,
 11/20/97 (^)                                                          47,795
First American Credit Union, 5.822%, 12/23/97 (^)                      91,560
Mission Area Federal Credit Union, 4.95%, 11/18/97 (^)                 49,797
New Alternative Federal, 5.00%, 11/18/97 (^)                           48,596
Northeast Community Federal Credit Union, 4.50%,
 11/18/97 (^)                                                          49,815
South Shore Bank of Chicago, 5.15%, 12/5/97 (^)                        99,577
South Shore Bank of Chicago, 5.35%, 2/9/98                             348,439

     Total Certificates of Deposit (Cost $834,000)                     827,201

Convertible Debenture Bonds (0.0%)
WorldWater, Inc., 9.00%, 12/26/97 (*)(b)                               112,500

     Total Convertible Debenture Bonds (Cost $150,000)                 112,500

Community Loan Notes (0.7%)
Accion International Corp., 4.00%, 1/13/00                             245,710
Accion US Bridge Fund, 4.00%, 1/12/01                                  98,284
Boston Community Loan Fund, 4.00%, 1/12/01                            491,420
Capital District Community Loan, 4.00%, 1/13/98                        34,371
Cascadia Revolving Fund, 4.00%, 4/7/98                                 72,632
Chicago Community Loan Fund, 4.50%, 6/30/98                            71,878
Coastal Enterprises, Inc., 4.50%, 6/30/99                              95,903
Community Reinvestment Fund, 4.00%, 4/5/00                              97,027
Co-op Fund of New England, Inc., 4.00%, 1/13/00                        103,198
Delaware Valley Community Reinvestment Fund,
 4.00%, 6/30/99                                                        71,678
Eastside Community Investment, 4.00%, 4/5/00                           97,027
Ecumenical Development Corp., 5.00%, 12/31/01                          98,617
Enterprise Loan Fund, 3.50%, 6/30/98                                   47,579
Environmental Enterprises, Inc., 4.50%, 6/28/99                        119,878
First State Community Loan Fund, 4.00%, 1/15/99                        24,571
Foundation for International Community Asst., 3.50%,
 4/30/01                                                               48,109
Housing Assistance Council, 4.50%, 6/30/02                             71,927
Institute for Community Development, 3.00%, 10/1/01                    233,597
Institute for Community Economics, 4.00%, 1/13/00                      147,426
Interfaith Housing Delaware, 4.50%, 3/31/98                             48,595
Low Income Housing Fund, 4.00%, 1/13/99                                49,142
Low Income Housing Fund, 4.00%, 9/30/99                                94,314
Manna, Inc., 4.50%, 9/30/02                                            236,877
Michigan Housing Trust, 4.50%, 6/28/99                                 95,903
Micro Industry Credit Rural Corp., 4.00%, 1/13/98                      98,203
Minnesota Non Profit Assistance Fund, 3.50%, 4/7/00                    193,614
Montana Women's Capital, 4.50%, 6/30/99                                47,951
National Fed of Community Development Credit Union,
     3.00%, 4/7/98                                                     289,119

                                                             Principal
Community Loan Notes (Cont'd)                                 Amount

New Hampshire Community Loan Fund, 4.00%, 7/15/99             $250,000
New Mexico Community Loan Fund, 4.50%, 6/30/98                25,000
Nonprofit Facilities Fund, 4.50%, 6/30/99                     100,000
North Country Co-op Development Fund, 4.00%, 1/12/01          100,000
Northeast Entrepreneur Fund, 3.50%, 6/30/98                    50,000
Northeast South Dakota Energy Conservation Corp., 4.00%,
     1/13/98                                                  25,000
Opportunity International, 3.50%, 9/30/99                     100,000
Sage Bruno, 6.00%, 12/31/99                                   150,000
Saint Ambrose Housing Center, 4.50%, 3/31/98                  50,000
12th Street Historic Rehabilitation Associates
 Mortgage, 10.75%, 4/15/99 (b)                                360,978
Vermont Community Loan Fund, 4.00%, 4/30/01                   200,000
Washington Area Community Investment Fund, 4.00%,
 12/31/01                                                     317,000
Western Massachusetts Enterprise Fund, 4.00%, 9/30/98         50,000
Women's Self-Employment Loan Fund, 4.50%, 9/30/98             50,000

     Total Community Loan Notes (*)(Cost $5,367,978)

Corporate Bonds (36.8%)
Abbey National PLC, 6.69%, 10/17/05                           5,000,000
Advanta Corp., 7.05%, 7/30/99                                 3,000,000
AGL Capital Trust, 8.17%, 6/1/37                              7,000,000
Alco Capital Resources, Inc., 6.32%, 12/10/01                 3,000,000
Alco Capital Resources, Inc., 6.94%, 3/7/01                   3,000,000
All Media Solutions, 9.00%, 2/1/98 (*)                          100,000
American General Institute Capital, 7.57%, 12/1/45            2,000,000
AON Corp., 6.875%, 10/1/99                                    1,000,000
Bankboston Capital Trust III, 6.46875%, 6/15/27               5,000,000
Bankers Trust New York, 7.25%, 10/15/11                       4,000,000
Central Fidelity Capital Trust I, 6.75%, 4/15/27              6,000,000
Cigna Corp., 6.375%, 1/15/06                                  5,000,000
Clean Air Cab, 6.00%, 12/31/98 (*)(b)                           250,000
Conseco Finance Trust, 8.796%, 4/1/27                         5,500,000
Conseco, Inc., 10.50%, 12/15/04                               2,400,000
Corestates Capital III, 6.32%, 2/15/27                        7,000,000
Credit Suisse First Boston, 7.90%, 4/29/49                    5,000,000
Crescent Real Estate Equities, 6.625%, 9/15/02                4,000,000
Dayton Hudson Corp., 10.00%, 12/1/00                          5,000,000
Dime Capital Trust I, 9.33%, 5/6/27                           2,000,000
Donnelly, R.R., and Sons, Co., 6.70%, 7/5/05                  3,000,000
Dresdner Bank, 6.625%, 9/15/05                                5,000,000
Dresdner Bank, 7.25%, 9/15/15                                 2,500,000
First National Bank Commerce, 6.50%, 1/14/00                  4,000,000
First Plus Home Loan Owner Trust, 6.28%, 9/10/06              6,000,000
Goldman Sachs Group L.P., 6.20%, 12/15/00                     2,000,000
Goldman Sachs Group L.P., 6.75%, 2/15/06                      2,000,000
Greenpoint Capital Trust, 9.10%, 6/1/27                       2,500,000
Greentree Financial Corp., 6.50%, 9/26/02                     2,000,000
Harcourt General, Inc., 7.20%, 8/1/27                         5,500,000

 Community Loan Notes (Cont'd)                                Value

New Hampshire Community Loan Fund, 4.00%, 7/15/99             $238,925
New Mexico Community Loan Fund, 4.50%, 6/30/98                23,959
Nonprofit Facilities Fund, 4.50%, 6/30/99                     95,903
North Country Co-op Development Fund, 4.00%, 1/12/01          98,284
Northeast Entrepreneur Fund, 3.50%, 6/30/98                    47,579
Northeast South Dakota Energy Conservation Corp., 4.00%,
     1/13/98                                                  24,551
Opportunity International, 3.50%, 9/30/99                     93,876
Sage Bruno, 6.00%, 12/31/99                                   150,000
Saint Ambrose Housing Center, 4.50%, 3/31/98                  48,595
12th Street Historic Rehabilitation Associates
Mortgage, 10.75%, 4/15/99 (b)                                 90,244
Vermont Community Loan Fund, 4.00%, 4/30/01                  192,960
Washington Area Community Investment Fund, 4.00%,
     12/31/01                                                 311,871
Western Massachusetts Enterprise Fund, 4.00%, 9/30/98         47,067
Women's Self-Employment Loan Fund, 4.50%, 9/30/98             47,294

     Total Community Loan Notes (*)(Cost $5,367,978)          4,935,658

Corporate Bonds (36.8%)
Abbey National PLC, 6.69%, 10/17/05                           5,009,450
Advanta Corp., 7.05%, 7/30/99                                 2,990,190
AGL Capital Trust, 8.17%, 6/1/37                              7,252,980
Alco Capital Resources, Inc., 6.32%, 12/10/01                 2,990,760
Alco Capital Resources, Inc., 6.94%, 3/7/01                   3,049,320
All Media Solutions, 9.00%, 2/1/98 (*)                        100,000
American General Institute Capital, 7.57%, 12/1/45            1,956,800
AON Corp., 6.875%, 10/1/99                                    1,012,640
Bankboston Capital Trust III, 6.46875%, 6/15/27               4,946,280
Bankers Trust New York, 7.25%, 10/15/11                       4,066,480
Central Fidelity Capital Trust I, 6.75%, 4/15/27              6,091,440
Cigna Corp., 6.375%, 1/15/06                                  4,848,350
Clean Air Cab, 6.00%, 12/31/98 (*)(b)                         10,000
Conseco Finance Trust, 8.796%, 4/1/27                         5,913,765
Conseco, Inc., 10.50%, 12/15/04                               2,870,160
Corestates Capital III, 6.32%, 2/15/27                        6,969,970
Credit Suisse First Boston, 7.90%, 4/29/49                    5,277,680
Crescent Real Estate Equities, 6.625%, 9/15/02                3,980,400
Dayton Hudson Corp., 10.00%, 12/1/00                          5,506,600
Dime Capital Trust I, 9.33%, 5/6/27                           2,169,040
Donnelly, R.R., and Sons, Co., 6.70%, 7/5/05                  3,030,360
Dresdner Bank, 6.625%, 9/15/05                                4,989,550
Dresdner Bank, 7.25%, 9/15/15                                 2,547,675
First National Bank Commerce, 6.50%, 1/14/00                  4,027,680
First Plus Home Loan Owner Trust, 6.28%, 9/10/06              6,018,180
Goldman Sachs Group L.P., 6.20%, 12/15/00                     1,994,960
Goldman Sachs Group L.P., 6.75%, 2/15/06                      1,990,962
Greenpoint Capital Trust, 9.10%, 6/1/27                       2,621,650
Greentree Financial Corp., 6.50%, 9/26/02                     1,996,400
Harcourt General, Inc., 7.20%, 8/1/27                         5,425,970

                                                              Principal


Corporate Bonds (Cont'd)                                      Amount
Household Finance Corp., 6.63%, 5/28/99                       $5,000,000
Household Finance Corp., 8.375%, 11/15/01                     1,500,000
HSB Capital I, 6.66%, 7/15/27                                 2,000,000
Ikon Capital Resources, 6.27%, 7/19/99                        5,000,000
Interpool, Inc., 7.20%, 8/1/07                                1,000,000
Kaiser Foundation Hospitals, 7.63%, 4/19/99 2,000,000
Key Bank, 7.50%, 9/15/08                                      3,000,000
Liliha Partners L.P., 6.05%, 8/1/24                           4,900,000
Localiza Rent A Car, 10.25%, 10/1/05                          500,000
Long Island Savings Bank, 7.00%, 6/13/02                      2,500,000
Mark IV Industries, Inc., 7.50%, 9/1/07                       6,000,000
McCormick & Co., Inc., 8.95%, 7/1/01                          1,750,000
McKesson Corp., 6.875%, 3/1/02                                4,500,000
Medpartners, Inc., 6.875%, 9/1/00                             12,000,000
Merita Bank, Ltd., 7.15%, 12/29/49                            5,000,000
Michigan Bell Telephone Co., 9.25%, 11/15/98                  1,000,000
National Association of People with AIDS, 10.00%,
     1/31/98 (*)(b)                                           250,000
Nationsbank Corp., 6.30%, 1/15/27                             2,500,000
NCB Affordable Housing / Market Rate Cooperative
 First Mortgage Certificates Series 1993-3 B, 7.439%,
 1/1/99                                                       2,592,435
Norwest Financial, Inc., 6.8752%, 12/15/99                    2,000,000
Ohio Savings Capital Trust I, 9.50%, 6/3/27                   6,000,000
Penny (J.C.), Inc., 5.375%, 11/15/98                          2,500,000
Penny (J.C.), Inc., 6.95%, 4/1/00                             3,500,000
Penny (J.C.), Inc., 7.625%, 3/1/2097                          1,000,000
Picturetalk, Inc., 8.00%, 3/13/99 (*)                         500,000
Poland Partners, 5.875%, 4/13/04 (*)                          458,277
Prime Property Funding II, 6.80%, 8/15/02                     4,000,000
Puget Sound Energy, 6.23%, 7/11/02                            2,000,000
Puget Sound Energy Capital Trust I, 8.231%, 6/1/27            1,000,000
Security Benefit Life Co., 8.75%, 5/15/16                     3,000,000
Socgen Real Estate Co., 7.64%, 12/29/49                       3,500,000
Sun Trust Capital I, 6.42%, 5/15/27                           3,000,000
Swedbank Sparbank Svenge, 7.50%, 9/1/12                       14,000,000
Take the Lead, 9.00%, 9/27/00 (*)                             100,000
Transamerica Corp., 6.80%, 3/15/99                            1,000,000
US West, Inc., 7.30%, 1/15/07                                 2,000,000
USF&G Capital III, 8.312%, 7/1/46                             2,000,000
WorldCom, Inc., 7.55%, 4/1/04                                 3,000,000
Xerox Capital Trust I, 8.00%, 2/1/27                          15,775,000
Zurich Capital Trust, 8.376%, 6/1/37                          4,500,000

     Total Corporate Bonds (Cost $249,388,226)

Municipal Obligations (2.7%)
Chickasaw Nation Certificates of Participation, 10.00%,
     8/1/03 (c)                                               5,855,000
Maryland State Economic Development Corp.
 Revenue Bonds, 8.00%, 10/1/05                                4,000,000

Corporate Bonds (Cont'd)                                      Value

Household Finance Corp., 6.63%, 5/28/99                       $5,042,450
Household Finance Corp., 8.375%, 11/15/01                     1,605,660
HSB Capital I, 6.66%, 7/15/27                                 1,994,674
Ikon Capital Resources, 6.27%, 7/19/99                        5,016,350
Interpool, Inc., 7.20%, 8/1/07                                992,190
Kaiser Foundation Hospitals, 7.63%, 4/19/99 2,050,460
Key Bank, 7.50%, 9/15/08                                      3,138,690
Liliha Partners L.P., 6.05%, 8/1/24                           4,900,000
Localiza Rent A Car, 10.25%, 10/1/05                          502,500
Long Island Savings Bank, 7.00%, 6/13/02                      2,531,975
Mark IV Industries, Inc., 7.50%, 9/1/07                       5,955,000
McCormick & Co., Inc., 8.95%, 7/1/01                          1,903,860
McKesson Corp., 6.875%, 3/1/02                                4,581,675
Medpartners, Inc., 6.875%, 9/1/00                             11,987,604
Merita Bank, Ltd., 7.15%, 12/29/49                            5,042,950
Michigan Bell Telephone Co., 9.25%, 11/15/98                  1,037,510
National Association of People with AIDS, 10.00%,
     1/31/98 (*)(b)                                           25,000
Nationsbank Corp., 6.30%, 1/15/27                             2,450,250
NCB Affordable Housing / Market Rate Cooperative
 First Mortgage Certificates Series 1993-3 B, 7.439%,
 1/1/99                                                       2,641,173
Norwest Financial, Inc., 6.8752%, 12/15/99                    2,030,880
Ohio Savings Capital Trust I, 9.50%, 6/3/27                   6,359,160
Penny (J.C.), Inc., 5.375%, 11/15/98                          2,489,700
Penny (J.C.), Inc., 6.95%, 4/1/00                             3,565,310
Penny (J.C.), Inc., 7.625%, 3/1/2097                          1,027,450
Picturetalk, Inc., 8.00%, 3/13/99 (*)                         471,550
Poland Partners, 5.875%, 4/13/04 (*)                          295,806
Prime Property Funding II, 6.80%, 8/15/02                     4,017,920
Puget Sound Energy, 6.23%, 7/11/02                            2,005,660
Puget Sound Energy Capital Trust I, 8.231%, 6/1/27            1,035,130
Security Benefit Life Co., 8.75%, 5/15/16                     3,270,780
Socgen Real Estate Co., 7.64%, 12/29/49                       3,551,156
Sun Trust Capital I, 6.42%, 5/15/27                           2,981,526
Swedbank Sparbank Svenge, 7.50%, 9/1/12                       14,048,860
Take the Lead, 9.00%, 9/27/00 (*)                             50,000
Transamerica Corp., 6.80%, 3/15/99                            1,011,410
US West, Inc., 7.30%, 1/15/07                                 2,046,860
USF&G Capital III, 8.312%, 7/1/46                             2,073,300
WorldCom, Inc., 7.55%, 4/1/04                                 3,118,980
Xerox Capital Trust I, 8.00%, 2/1/27                          16,337,694
Zurich Capital Trust, 8.376%, 6/1/37                          4,763,250

     Total Corporate Bonds (Cost $249,388,226)                251,608,045

Municipal Obligations (2.7%)
Chickasaw Nation Certificates of Participation, 10.00%,
     8/1/03 (c)                                               3,513,000
Maryland State Economic Development Corp.
 Revenue Bonds, 8.00%, 10/1/05                                4,069,280

                                                              Principal
Municipal Obligations (Cont'd)                                Amount
Maryland State Economic Development Corp.
Revenue Bonds, 8.625%, 10/1/19                                $3,750,000
Orange County Pension Obligation, 6.16%, 9/1/98               2,630,000
Virginia Development Authority Revenue Bonds, 7.40%,
     7/1/06                                                   1,680,000
Virginia Development Authority Revenue Bonds, 7.45%,
     7/1/07                                                   2,270,000

     Total Municipal Obligations  (Cost $20,233,070)

Repurchase Agreements (1.3%)
Union Bank of Switzerland : 6.20%, dated 9/30/97, due
 10/1/97 (Collateral: $9,042,064 FHLMC, 9.00%, 4/1/23)        8,800,000

     Total Repurchase Agreements  (Cost $8,800,000)

Limited Partnership Interest (0.4%)
Environment Allies Investment Trust
Environment Private Equity Fund
Global Environment Emerging Markets Fund
GEEMF Partners (#)
Hambrecht & Quist Environmental Technology Fund
HFG Expansion Fund I
Liberty Environmental Partners
Ukraine Fund

     Total Limited Partnership Interest (*)(Cost $2,187,346)

Municipal Obligations (Cont'd)                                Value

Maryland State Economic Development Corp.
Revenue Bonds, 8.625%, 10/1/19                                $3,957,900
Orange County Pension Obligation, 6.16%, 9/1/98                2,637,338
Virginia Development Authority Revenue Bonds, 7.40%,
     7/1/06                                                   1,768,032
Virginia Development Authority Revenue Bonds, 7.45%,
     7/1/07                                                   2,398,459

     Total Municipal Obligations
 (Cost $20,233,070)                                           18,344,009

Repurchase Agreements (1.3%)
Union Bank of Switzerland : 6.20%, dated 9/30/97, due
 10/1/97 (Collateral: $9,042,064 FHLMC,
 9.00%, 4/1/23)                                             8,800,000

     Total Repurchase Agreements  (Cost  $8,800,000)        8,800,000

Limited Partnership Interest (0.4%)
Environment Allies Investment Trust                            51,380
Environment Private Equity Fund                               123,277
Global Environment Emerging Markets Fund                    1,489,000
GEEMF Partners (#)                                            511,000
Hambrecht & Quist Environmental Technology Fund               356,726
HFG Expansion Fund I                                          91,250
Liberty Environmental Partners                                350,000
Ukraine Fund                                                   54,138

     Total Limited Partnership Interest
 (3,026,771*)(Cost $2,187,346)


Equity Securities (57.6%)                   Shares            Value
Basic Industries (0.7%)
Praxair, Inc.                               61,800            3,163,388
Sigma Aldrich                               57,500            1,893,906
                                                              5,057,294

Capital Goods (5.9%)
Avery Dennison Corp.                        116,530           4,661,200
Belden, Inc.                                107,800           4,062,713
Deere & Co.                                 41,800            2,246,750
Dover Corp.                                 58,900            3,997,837
Illinois Tool Works, Inc.                   70,400            3,520,000
Miller Herman, Inc.                         200               10,700
Pall Corp.    .                             105,500           2,274,843
Parker Hannifin Corp.                       54,000            2,430,000
SCI Systems (#)                             40,000            1,982,500
Sealed Air Corp. (#)                        49,425            2,715,286
Solectron Corp. (#)                         103,800           4,619,100
Tyco International, Ltd.                    49,300            4,045,681
Vishay Intertechnology, Inc. (#)            143,120           3,783,735
                                                              40,350,345

Equity Securities (Cont'd)                  Shares            Value
Communication Services (1.6%)
Ameritech Corp.                             59,290            $3,942,785
Century Telephone Enterprises               93,975            4,134,900
SBC Communications, Inc.                    52,120            3,198,865
                                                              11,276,550

Consumer Cyclicals (6.8%)
Acxiom Corp. (#)                            128,400           2,238,975
Autozone, Inc. (#)                          283,200           8,496,000
Barnes & Noble, Inc. (#)                    60                1,695
Caseys General Stores, Inc.                 68,300            1,681,887
Consolidated Stores Corp.(#)                80,710            3,379,731
CUC International, Inc. (#)                 156,325           4,846,075
Dollar General Corp.                        89,062            3,033,691
Fastenal Co.                                62,200            3,312,150
Home Depot, Inc.                            121,520           6,334,230
Jones Apparel Group, Inc.(#)                27,600            1,490,400
Nordstrom, Inc.                             36,400            2,320,500
Penny (J.C.), Inc.                          73,220            4,265,065
Real Goods Trading Corp.(#)(*)              125,000           675,000
Rouse Co.                                   126,800           3,930,800
Viking Office Products, Inc. (#)            28,200            613,350
                                                              46,619,549

Consumer Staples (6.2%)
Avon Products, Inc.                         66,100            4,098,200
Cardinal Health, Inc.                       129,750           9,212,250
Colgate Palmolive Co.                       32,300            2,250,906
CPC International                           31,300            2,899,162
CVS Corp.                                   39,300            2,235,187
Dial Corp.                                  128,500           2,240,718
Fort James Corp.                            65,175            2,985,830
Gillette Co.                                38,800            3,348,925
Heinz H J Co. 93,300                        4,309,293
Hershey Foods Corp.                         41,100            2,322,150
Interstate Bakeries Corp.                   39,200            2,687,650
Kroger Co. (#)                              117,400           3,544,012
Odwalla, Inc. (#)                           5,879             57,320
                                                              42,191,603

Energy (1.0%)
Baker Hughes, Inc.                          101,500           4,440,625
Barrett Resources Corp. (#)                 56,100            2,184,394
                                                              6,625,019

Financial Services (12.5%)
Aflac, Inc.                                 120,172           6,519,331
American International Group, Inc.          68,068            7,023,767
Bank of Boston Corp.                        38,650            3,418,109
Bank One Corp.                              86,600            4,833,363
BankAmerica Corp.                           67,400            4,941,262
Chase Manhattan Corp.                       87,400            10,313,200

Equity Securities (Cont'd)                  Shares            Value
Financial Services (Cont'd)
Equitable Companies, Inc.                   58,500            $2,402,156
Federal National Mortgage Assn.             156,420           7,351,740
Greentree Financial Corp.                   228,800           10,753,600
MGIC Investment Corp.                       62,000            3,553,375
Post Properties, Inc.                       88,700            3,525,825
Price (T. Rowe) Associates, Inc.            85,200            5,729,700
State Street Boston Corp.                   38,600            2,352,187
Sunamerica, Inc.                            117,750           4,614,328
Umbono Investment Corp. (#)(a)              2,846,419         8,061,952
                                                              85,393,895

Media & Publishing (0.1%)
UOL Publishing, Inc. (#)                    25,080            555,835
                                                              555,835

Pharmaceutical & Health Care (7.0%)
Amgen (#)                                   139,800           6,701,662
Aviron (#)(*)                               37,074              931,486
Boston Scientific Corp. (#)                 53,225            2,937,354
Guidant Corp.                               54,400            3,046,400
Hayes Medical Services (#)(*)               303,030           500,000
Health Management Association (#)           48,100            1,521,162
Healthsouth Corp. (#)                       180,800           4,825,100
Johnson & Johnson                           49,700            2,863,962
Medtronic, Inc.                             95,600            4,493,200
Merck & Co., Inc.                           55,612            5,557,724
R.P. Scherer Corp. (#)                      62,900            3,895,868
Schering Plough Corp                        .150,100          7,730,150
United Healthcare Corp.                     59,300            2,965,000
                                                              47,969,068

Technology (13.4%)
Automatic Data Processing, Inc.             60,000            3,000,000
BMC Software, Inc.(#)                       92,010            5,957,647
Cisco Systems, Inc. (#)                     155,900           11,390,444
Compaq Computer Corp. (#)                   74,500            5,568,875
Computer Associates International, Inc.     76,925            5,524,176
EMC Corp.(#)                                146,965            8,579,081
Hewlett Packard Co.                         69,320            4,822,072
Intel Corp.                                 68,800            6,351,100
L.M. Ericsson (ADR)                         60,265            2,888,953
Microsoft Corp.(#)                          42,320            5,599,465
Oracle Systems Corp.(#)                     249,963           9,108,027
Quantum Corp. (#)                           44,000            1,685,750
Sterling Commerce, Inc. (#)                 112,000           4,025,000
Sterling Software, Inc. (#)                 94,500            3,390,187
Sun Microsystems, Inc.(#)                   88,260            4,131,671
Tellabs, Inc. (#)                           45,500            2,343,250
3Com Corp.(#) 90,975                        4,662,468
Western Digital Corp. (#)                   62,200            2,491,910
                                                              91,520,076

Equity Securities (Cont'd)                  Shares            Value
Transportation (0.4%)
AMR Corp. (#)                               10,600            $1,173,287
Lear Corp. (#)                              35,000            1,723,750
                                                              2,897,037

Utilities (1.1%)
California Energy, Inc. (#)                 84,800            2,819,600
MCN Corp.                                   137,000           4,384,000
                                                              7,203,600

Venture Capital (0.9%)
Agraquest, Inc. (#)(*)                      190,477           200,000
All Media Solutions, Inc.(#)(*)             307,692           200,000
Calypte Biomedical (warrants)(#)(*)         100,000           122,072
Calypte Biomedical Series E, Preferred
 (#)(*)                                     100,000           700,000
Clean Air Cab (#)(*)                        80                0
Coastal Venture Partners (*)                80,000            80,000
Community Bank of the Bay (#)(*)            4,000             100,000
Community Growth Fund (*)                   1,237,857         578,402
Earths Best Stock (#)(*)                    67,500            32,009
Eco Timber International, Inc.(#)(*)        12,468            99,993
Energia Global, Inc., Series A, Convertible
Preferred (#)(*)                            80,129            560,903
Energia Global, Inc., Series B, Convertible
Preferred (#)(*)                            28,571            199,997
Envirolutions, Inc. (#)(*)                  814               26,185
Evergreen Solar (#)(*)                      100,000           150,000
Fountainhead Technologies, Inc.,
 Preferred (#)(*)                           3,295             25,000
IEPF Equity Fund III (#)(*)                 100,000           100,000
Knowaste LLC (#)(*)                         814               81,400
Living Technologies, Inc. (#)(*)            25,000            100,000
Neighborhood Bancorp (#)(*)                 10,000            100,000
Paradigm Biosciences (#)(*)                 125,000           275,000
Paradigm, Inc. (#)(*)                       121,591           250,000
Picturetalk (warrants) (#)(*)               22,222            0
Poland Partners, L.P. (*)                   238,000           238,000
Pro Fund International (#)(*)               4,553             4,553
Pro Fund International, Preferred (#)(*)    450,723           450,723
Quadrant Healthcare Plc. (#)(*)             305,263           467,624
Ultrafem, Inc. (#)(*)                       25,000            221,875
Ultrafem, Inc. (warrants)(#)(*)             175,000           201,809
Wild Planet Toys, Inc., Series B,
Preferred (#)(*)                            476,190           357,142
Wind Harvest Co., Inc., Series A,
Preferred (#)(*)                            8,696             50,000
                                                              5,972,687

     Total Equity Securities (Cost $288,866,815)              393,632,558

     TOTAL INVESTMENTS (Cost $575,827,435) - 99.6%            681,286,742
     Other assets and liabilities, net - 0.4%                   2,917,433
     Net Assets - 100%                                       $684,203,995

Net Assets Consist of:                                        Value
Paid-in-capital applicable to the following shares
of beneficial interest unlimited number of no par shares
 authorized
         Class A: 19,361,689 shares outstanding               $511,991,083
         Class C: 257,731 shares outstanding7,706,824
Undistributed net investment income                           668,238
Accumulated net realized gain (loss)                          58,378,543
Net unrealized appreciation (depreciation) on investments     105,459,307

     Net Assets                                               $684,203,995

Net Asset Value Per Share
Class A (based on net assets of $675,306,495)                        $34.88
Class C (based on net assets of $8,897,500)                          $34.52

BOND PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997

                                                              Principal
Corporate Bonds (88.3%)                                       Amount

AGL Capital Trust, 8.17%, 6/1/37                              $1,000,000
Advanta Corp., 7.05%, 7/30/99                                 2,000,000
American General Institutional Capital A, 7.57%,
     12/01/45                                                 2,000,000
American General Institutional Capital B, 8.125%,
     3/15/46                                                  1,000,000
Bankboston Capital Trust III, 6.5625%, 6/15/27                1,000,000
BellSouth Savings & Employee ESOP, 9.125%, 7/1/03             178,656
Central Fidelity Capital Trust I, 6.75%, 4/15/27              1,000,000
Citizens Utilities Co., 8.45%, 9/1/01                         1,000,000
Conseco Financial Trust, 8.796%, 4/01/27                      2,500,000
Countrywide Capital III, 8.05%, 6/15/27                       1,000,000
Crescent Real Estate Equities, 6.625%, 9/15/02                1,000,000
Dime Capital Trust I, 9.33%, 5/6/27                           500,000
Goldman Sachs Group LP, 6.20%, 12/15/00                       2,500,000
Greenpoint Capital Trust I, 9.10%, 6/1/27                     500,000
HSB Capital I, 6.66%, 7/15/27                                 1,000,000
Harcourt General, Inc., 7.20%, 8/1/27                         1,500,000
Household Financial Corp., 6.63%, 5/28/99                     1,000,000
Key Bank of New York, 7.50%, 9/15/08                          1,040,000
Key Bank USA, 7.55%, 9/15/06                                  500,000
McKesson Corp., 6.875%, 3/1/02                                2,500,000
Medpartners, Inc., 6.875%, 9/1/00                             3,000,000
Merita Bank, Ltd., 7.15%, 12/29/49                            1,500,000
National Cooperative Bank, 7.439%, 7/1/12                     777,731
Nationsbank Capital Trust III, 6.30%, 1/15/27                 3,000,000
New England Telephone & Telegraph Co., 5.05%,
     10/1/98                                                  500,000
Norwest Financial, Inc., 6.625%, 7/15/04                      1,500,000
Penny (J.C.), Inc., 7.625%, 3/1/2097                          1,000,000
Prime Property Funding II, 6.80%, 8/15/02                     2,000,000
Puget Sound Energy, 6.23%, 7/11/02                            1,000,000
Reed Elsevier Capital, Inc., 6.625%, 5/15/00                  2,300,000
Riggs Capital Trust II, 8.875%, 3/15/27                       2,000,000
Sub Capital Income Securities, Series A, 6.42%,
     5/15/27                                                  1,000,000
Swedbank Sparbank Svenge, 7.50%, 9/1/12                       2,000,000
Xerox Capital Trust I, 8.00%, 2/01/27                         3,000,000
Zurich Capital Trust, 8.376%, 6/1/37                          2,500,000

     Total Corporate Bonds (Cost $51,963,395)

BOND PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997 (Cont'd)

Corporate Bonds (88.3%)                                       Value

AGL Capital Trust, 8.17%, 6/1/37                              $1,036,140
Advanta Corp., 7.05%, 7/30/99                                 1,993,460
American General Institutional Capital A, 7.57%,
     12/01/45                                                 1,956,800
American General Institutional Capital B, 8.125%,
     3/15/46                                                  1,049,660
Bankboston Capital Trust III, 6.562  5%, 6/15/27              989,256
BellSouth Savings & Employee ES OP, 9.125%, 7/1/              193,621
Central Fidelity Capital Trust I, 6.75%, 4/15/27              1,015,240
Citizens Utilities Co., 8.45%, 9/1/01                         1,075,720
Conseco Financial Trust, 8.796%, 4/01/27                      2,688,075
Countrywide Capital III, 8.05%, 6/15/27                       1,041,570
Crescent Real Estate Equities, 6.625%, 9/15/02                995,100
Dime Capital Trust I, 9.33%, 5/6/27                           542,260
Goldman Sachs Group LP, 6.20%, 12/15/00                       2,493,700
Greenpoint Capital Trust I, 9.10%, 6/1/27                     524,330
HSB Capital I, 6.66%, 7/15/27                                 997,337
Harcourt General, Inc., 7.20%, 8/1/27                         1,479,810
Household Financial Corp., 6.63%, 5/28/99                     1,008,490
Key Bank of New York, 7.50%, 9/15/08                          1,088,079
Key Bank USA, 7.55%, 9/15/06                                  525,115
McKesson Corp., 6.875%, 3/1/02                                2,545,375
Medpartners, Inc., 6.875%, 9/1/00                             2,996,901
Merita Bank, Ltd., 7.15%, 12/29/49                            1,512,885
National Cooperative Bank, 7.439%, 7/1/12                     790,252
Nationsbank Capital Trust III, 6.30%, 1/15/27                 2,940,300
New England Telephone & Telegraph Co., 5.05%,
     10/1/98                                                  496,830
Norwest Financial, Inc., 6.625%, 7/ 15/04                     1,504,935
Penny (J.C.), Inc., 7.625%, 3/1/2097                          1,027,450
Prime Property Funding II, 6.80%, 8/15/02                     2,008,960
Puget Sound Energy, 6.23%, 7/11/0                             1,002,8302
Reed Elsevier Capital, Inc., 6.625%, 5/15/00                  2,322,977
Riggs Capital Trust II, 8.875%, 3/15/27                       2,092,900
Sub Capital Income Securities, Series A, 6.42%,
     5/15/27                                                  993,842
Swedbank Sparbank Svenge, 7.50%, 9/1/12                       2,006,980
Xerox Capital Trust I, 8.00%, 2/01/27                         3,107,010
Zurich Capital Trust, 8.376%, 6/1/37                          2,646,251

     Total Corporate Bonds (Cost  $51,963,395)               52,690,441

                                                              Principal
Municipal Obligations (2.5%)                                  Amount

Missouri Higher Education Student Loan Revenue
     Bonds, 6.80%, 2/15/01                                    $1,000,000
Somerville, Massachusetts, U.S. Government
Guaranteed Notes, 7.12%, 8/1/01                               475,000

     Total Municipal Obligations (Cost $1,473,352)

Repurchase Agreements (10.7%)
Union Bank of Switzerland: 6.20%, dated 9/30/97,
 due 10/1/97 (Collateral:  $6,567,955 FHLMC,
 8.00%, 5/1/26)                                               6,400,000

     Total Repurchase Agreements (Cost $6,400,000)

Limited Partnership Interest (2.3%)
Northern Borders Partners, L.P. (*)

     Total Equity Securities (Cost $864,075)

     TOTAL INVESTMENTS (Cost $60,700,822) - 103.8%
     Other assets and liabilities, net - (3.8%)
     Net Assets - 100%

Net Assets Consist of:
Paid-in-capital applicable to the following 3,584,947
 Class A shares of beneficial interest, unlimited number of no par value shares authorized
Undistributed net investment income
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on investments

     Net Assets

Net Asset Value Per Share

Municipal Obligations (2.5%)                                  Value
(Cont'd)

Missouri Higher Education Student Loan Revenue
     Bonds, 6.80%, 2/15/01                                    $1,014,290
Somerville, Massachusetts, U.S. Government
Guaranteed Notes, 7.12%, 8/1/01                               488,846

     Total Municipal Obligations
 (Cost $1,503,1361,473,352)

Repurchase Agreements (10.7%)
Union Bank of Switzerland: 6.20%, dated 9/30/97,
 due 10/1/97 (Collateral:  $6,567,955 FHLMC,
 8.00%, 5/1/26)                                               6,400,000

     Total Repurchase Agreements
(Cost6,400,000 $6,400,000)

Limited Partnership Interest (2.3%)
Northern Borders Partners, L.P. (*)                           1,332,500

     Total Equity Securities (Cost $864,01,332,50075)

     TOTAL INVESTMENTS (Cost $60,700,822),)
 - 103.8%                                                     61,926,077
     Other assets and liabilities, net - (3.8%)                 (2,269,980)
     Net Assets - 100%                                        $59,656,097

Net Assets Consist of:
Paid-in-capital applicable to the following 3,584,947
 Class A shares of beneficial interest,
 unlimited number of no
 par value shares authorized                                  $57,981,903
Undistributed net investment income                           105,577
Accumulated net realized gain (loss)                          343,362
Net unrealized appreciation (depreciation)
 on investments                                               1,225,255

     Net Assets                                               $59,656,097

Net Asset Value Per Share                                     $16.64

EQUITY PORTFOLIO

STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997

Equity Securities (97.1%)                   Shares            Value
Basic Industries (5.3%)
Morton International, Inc.                  111,000           $3,940,500
Nalco Chemical Co.                          105,600           4,230,600
                                                              8,171,100

Capital Goods (5.8%)
Dover Corp.                                 70,500            4,785,188
Premark International, Inc.                 128,000           4,096,000
                                                              8,881,188

Communication Services (6.1%)
Ameritech Corp.                             50,000            3,325,000
SBC Communications, Inc.                    96,932            5,949,202
                                                              9,274,202

Consumer Cyclicals (21.0%)
American Greetings Corp.                    124,500           4,590,937
Autoliv, Inc.                               31,031            1,318,818
Black & Decker Corp.                        92,400            3,441,900
Federated Department Stores, Inc.(#)        120,000           5,175,000
Liz Claiborne, Inc.                         70,000            3,845,625
Masco Corp.                                 78,400            3,591,700
Office Depot, Inc. (#)                      1,000             20,187
Office Max, Inc. (#)                        3,400             51,638
Reebok International, Ltd.                  82,100            3,997,244
Sunglass Hut International, Inc.(#)         340,000           2,635,000
Viad Corp.                                  184,200           3,511,313
                                                              32,179,362

Consumer Staples (10.3%)
Albertsons, Inc.                            120,000           4,185,000
Colgate Palmolive Co.                       46,000            3,205,625
General Nutrition Companies, Inc.(#)        150,000           4,368,750
Rubbermaid, Inc.                            160,000           4,090,000
                                                              15,849,375

Energy (4.9%)
Enron Corp.                                 119,000           2,647,750
United Meridian Corp. (#)                   132,000           4,851,000
                                                              7,498,750

Financial Services (9.9%)
Aetna, Inc.                                 18,000            1,465,875
BankAmerica Corp.                           30,000            2,199,375
Chase Manhattan Corp.                       30,000            3,540,000
Chubb Corp.                                 54,000            3,837,375
USF&G Corp.                                 180,000           4,128,750
                                                              15,171,375

Equity Securities (Cont'd)                  Shares            Value
Pharmaceutical & Health Care (5.4%)
Healthsouth Corp. (#)                       140,000           $3,736,250
Merck & Co., Inc.                           20,000            1,998,750
Schering Plough Corp.                       50,000            2,575,000
                                                              8,310,000
Technology (23.1%)
Ascend Communications, Inc. (#)             91,500            2,962,312
Cabletron Systems, Inc. (#)                 120000            3,840,000
Computer Associates International, Inc.     72,000            5,170,500
Gateway 2000, Inc. (#)                      100,000           3,143,750
Ikon Office Solutions, Inc.                 118,500           3,029,156
Intel Corp.                                 62,000            5,723,375
International Business Machines Corp.       40,000            4,237,500
Symantec Corp. (#)                          185,000           4,208,750
3Com Corp. (#)                              60,000            3,075,000
                                                              35,390,343
Transportation (5.3%)
Ryder System, Inc.                          115,000           4,132,812
US Freightways Corp.                        117,000           3,934,125
                                                              8,066,937

     Total Equity Securities (Cost $120,033,381)              148,792,632

STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(Cont'd)
                                                              Principal
Repurchase Agreements (5.0%)                                  Amount
State Street Bank: 5.75%, dated 9/30/97, due 10/1/97
(Collateral: $8,122,379, FNMA, 6.25%, 11/10/99)               7,700,000

     Total Repurchase Agreements (Cost $7,700,000)

     TOTAL INVESTMENTS (Cost $127,733,381)
- 102.1%
     Other assets and liabilities, net - (2.1%)
     Net Assets - 100%

Net Assets Consist of:
Paid-in-capital applicable to the following shares
 of beneficial interest unlimited number of no par shares authorized
         Class A: 5,294,260 shares outstanding
         Class C: 236,978 shares outstanding
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on investments

     Net Assets

Net Asset Value Per Share
Class A (based on net assets of $147,002,362)
Class C (based on net assets of $6,248,542)

                                                              Value

STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(Cont'd)


Repurchase Agreements (5.0%)
State Street Bank: 5.75%, dated 9/30/97, due 10/1/97
(Collateral: $8,122,379, FNMA, 6.25%, 11/10/99)               7,700,000

     Total Repurchase Agreements (Cost $7,700,700)            7,700,000

TOTAL INVESTMENTS (Cost $127,733,381) - 102.1%                156,492,6321)
Other assets and liabilities, net - (2.1%)                    (3,241,728)
Net Assets - 100%                                             $153,250,904

Net Assets Consist of:
Paid-in-capital applicable to the following shares
of beneficial interest unlimited number of no
 par shares authorized
         Class A: 5,294,260 shares outstanding                $104,016,879
         Class C: 236,978 shares outstanding5,028,365
Accumulated net realized gain (loss)                          15,446,409
Net unrealized appreciation (depreciation) on investments     28,759,251

     Net Assets                                               $153,250,904

Net Asset Value Per Share
Class A (based on net assets of $147,002,362)                 $27.77
Class C (based on net assets of $6,248,542)                   $26.37



(^) These certificates of deposit are fully insured by agencies of the federal government.

 Explanation of Guarantees:

(#) Non-income  producing.
 GA:  Guarantee Agreement
LOC: Letter of Credit
TOA:   Tender  Option   Agreement

Abbreviations:  VRDN: Variable Rate Demand Notes

 (*) Restricted securities representing 2.5% of net assets of
the Managed Growth Portfolio,   were valued by the Board of
Trustees.   See  Note  A.

(a)  See  Note  B.
(b) This security is in default.
(c) This security is in default and was valued by the Board of Trustees. See Note A.

 See notes to financial  statements.

STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997

                                            Money
Market
Net Investment Income                       Portfolio
Investment Income
     Interest income                        $9,398,599
     Dividend income (net of foreign taxes
 withheld of $3,468
for Managed Growth)                         -
Total investment income                     9,398,599

Expenses
     Investment advisory fee                829,686
     Transfer agency fees and expenses      511,791
     Distribution Plan expenses:
         Class A                            -
         Class C                            -
     Trustees' fees and expenses            64,533
     Custodian fees                         23,253
     Registration fees                      26,735
     Reports to shareholders                134,525
     Professional fees                      12,254
     Miscellaneous                          60,027
     Reimbursement from Advisor             (187,751)
              Total expenses                1,475,053
              Fees paid indirectly          (23,253)
              Net expenses                  1,451,800

         Net Investment Income              7,946,799

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
     Securities                             1,226
     Futures                                -
     Foreign currencies                     -
                                            1,226
Change in unrealized appreciation or
depreciation                                -

Net Realized and Unrealized
Gain (Loss) on Investments                  1,226

Increase (Decrease) in Net Assets
Resulting From Operations                   $7,948,025

                                            Managed
                                            Growth
                                            Portfolio
Net Investment Income
Investment Income
     Interest income                        $19,888,368
     Dividend income (net of foreign taxes
 withheld of $3,468
for Managed Growth)                         3,271,394
Total investment income                     23,159,762

Expenses
     Investment advisory fee                3,739,407
     Transfer agency fees and expenses      865,632
     Distribution Plan expenses:
         Class A                            1,474,198
         Class C                            77,871
     Trustees' fees and expenses            241,519
     Custodian fees                         108,686
     Registration fees                      43,356
     Reports to shareholders                325,285
     Professional fees                      109,269
     Miscellaneous                          271,145
     Reimbursement from Advisor             (243)
     Total expenses                         7,256,125
     Fees paid indirectly                   (108,686)
     Net expenses                           7,147,439

         Net Investment Income              16,012,323

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
     Securities                             78,981,765
     Futures                                (21,962)
     Foreign currencies16
                                            78,959,819
Change in unrealized appreciation or
depreciation                                31,223,397

Net Realized and Unrealized
Gain (Loss) on Investments                  110,183,216

Increase (Decrease) in Net Assets
Resulting From Operations                   $126,195,539

STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997


                                            Bond              Equity
Net Investment Income                       Portfolio         Portfolio
Investment Income
     Interest income                        $4,253,270        $104,913
     Dividend income                        57,679            1,429,875
              Total investment income       4,310,949         1,534,788

Expenses
     Investment advisory fee                363,612           683,046
     Transfer agency fees and expenses      124,971           299,349
     Distribution Plan expenses:
         Class A                            122,531           277,434
         Class C                            1,098             44,775
     Trustees' fees and expenses            24,038            44,007
     Custodian fees                         26,688            16,318
     Registration fees                      19,225            33,270
     Reports to shareholders                42,465            97,121
     Professional fees                      4,761             9,224
     Miscellaneous                          27,782            61,037
     Reimbursement from Advisor             (1,057)           -
              Total expenses                756,114           1,565,581
              Fees paid indirectly          (26,688)          (16,318)
              Net expenses                  729,426           1,549,263

         Net Investment Income              3,581,523         (14,475)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss)                    1,243,910         16,858,163
Change in unrealized appreciation
 or depreciation                            941,907           17,734,994

Net Realized and Unrealized
Gain (loss) on Investments                  2,185,817         34,593,157

Increase (Decrease) in Net Assets
Resulting From Operations                   $5,767,340        $34,578,682

MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                            Year Ended
                                            September 30,
Increase (Decrease) in Net Assets           1997
Operations
         Net investment income              $7,946,799
         Net realized gain (loss)           1,226

Increase (Decrease) in Net Assets
Resulting From Operations                   7,948,025

Distributions to shareholders from
         Net investment income              (7,947,645)

Capital share transactions:
         Shares sold                        169,708,929
         Reinvestment of distributions      7,481,634
         Shares redeemed                    (177,596,704)
                                            (406,141)

Total Increase (Decrease)
in Net Assets                               (405,761)

Net Assets
Beginning of year                           166,516,322
End of year (including undistributed net
 investment
income of $17 and $863, respectively)       $166,110,561

Capital Share Activity
Shares sold                                 169,708,929
Reinvestment of distributions               7,481,634
Shares redeemed                             (177,596,704)
Total capital share activity                    (406,141)

MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
(Cont'd)


                                            Year Ended
                                            September 30,
                                            1996

Increase (Decrease) in Net Assets
Operations
         Net investment income              $7,717,644
         Net realized gain (loss)           (3,983)

Increase (Decrease) in Net Assets
Resulting From Operations                    7,713,661

Distributions to shareholders from
         Net investment income              (7,717,375)

Capital share transactions:
Shares sold                                 166,829,716
Reinvestment of distributions               7,211,144
Shares redeemed                             (161,516,395)
                                            12,524,465

Total Increase (Decrease)
in Net Assets                               12,520,751

Net Assets
Beginning of year                           153,995,571
End of year (including
 undistributed net investment
income of $17 and $863, respectively
 $166,516,322 )

Capital Share Activity
Shares sold                                 166,829,716
Reinvestment of distributions               7,211,144
Shares redeemed                             (161,516,395)
Total capital share activity                 12,524,465

Managed Growth Portfolio
Statements of Changes in Net Assets

                                            Year Ended
                                            September 30,
Increase (Decrease) in Net Assets           1997
Operations
     Net investment income                  $16,012,323
     Net realized gain (loss)               78,959,819
     Change in net unrealized appreciation
 or depreciation                            31,223,397

Increase (Decrease) in Net Assets
Resulting From Operations                   126,195,539

Distributions to shareholders from
     Net investment income:
         Class A Shares                     (15,615,127)
         Class C Shares                     (108,855)
     Net realized gain:
         Class A Shares                     (39,194,997)
         Class C Shares                     (483,529)
     Total distributions                    (55,402,508)

Capital share transactions:
     Shares sold:
         Class A Shares                     91,060,464
         Class C Shares                     3,006,364
     Reinvestment of distributions:
         Class A Shares                     50,874,854
         Class C Shares                     576,655
     Shares redeemed:
         Class A Shares                     (131,005,332)
         Class C Shares                     (2,299,384)
     Total capital share transactions       12,213,621

Total Increase (Decrease) in
 Net Assets                                  83,006,652

Net Assets
Beginning of year                           601,197,343
End of year (including undistributed
net investment income of $668,238 and
$375,282, respectively)                     $684,203,995

Capital Share Activity
Shares sold:
     Class A Shares                         2,817,950
     Class C Shares                         94,710
Reinvestment of distributions:
     Class A Shares                         1,649,098
     Class C Shares                         18,971
Shares redeemed:
     Class A Shares                         (4,069,195)
     Class C Shares                         (72,209)
Total capital share activity                439,325

Beginning of year                           601,197,343
End of year (including undistributed
net investment income of $668,238 and
$375,282, respectively)                     $684,203,995

Capital Share Activity
Shares sold:
     Class A Shares                         2,817,950
     Class C Shares                         94,710
Reinvestment of distributions:
     Class A Shares                         1,649,098
     Class C Shares                         18,971
Shares redeemed:
     Class A Shares                         (4,069,195)
     Class C Shares                         (72,209)
Total capital share activity                439,325

Managed Growth Portfolio
Statements of Changes in Net Assets
(Cont'd)


                                                              Year Ended
                                                              September 30,
Increase (Decrease) in Net Assets                             1996
Operations
     Net investment income                                    $14,907,120
     Net realized gain (loss)                                 21,811,370
     Change in net unrealized appreciation
 or depreciation                                              19,966,340

Increase (Decrease) in Net Assets
Resulting From Operations                                     56,684,830

Distributions to shareholders from
     Net investment income:
         Class A Shares                                       (14,622,197)
         Class C Shares                                       (79,219)
     Net realized gain:
         Class A Shares                                       (63,482,198)
         Class C Shares                                       (481,235)
     Total distributions                                      (78,664,849)

Capital share transactions:
     Shares sold:
         Class A Shares                                       75,161,055
         Class C Shares                                       3,298,057
     Reinvestment of distributions:
         Class A Shares                                       71,965,131
         Class C Shares                                       548,576
     Shares redeemed:
         Class A Shares                                       (91,748,763)
         Class C Shares                                       (1,093,458)
     Total capital share transactions                         58,130,598

Total Increase (Decrease) in
 Net Assets                                                   36,150,579

Net Assets
Beginning of year                                             565,046,764
End of year (including undistributed
net investment income of $668,238 and
$375,282, respectively)                                       $601,197,343

Capital Share Activity
Shares sold:
     Class A Shares                                           2,456,495
     Class C Shares                                           108,790
Reinvestment of distributions:
     Class A Shares                                           2,397,276
     Class C Shares                                           18,464
Shares redeemed:
     Class A Shares                                           (2,989,397)
     Class C Shares                                           (35,721)
Total capital share activity                                  1,955,907

Beginning of year                                             565,046,764
End of year (including undistributed
net investment income of $668,238 and
$375,282, respectively)                                       $601,197,343

Capital Share Activity
Shares sold:
     Class A Shares                                           2,456,495
     Class C Shares                                           108,790
Reinvestment of distributions:
     Class A Shares                                           2,397,276
     Class C Shares                                           18,464
Shares redeemed:
     Class A Shares                                           (2,989,397)
     Class C Shares                                           (35,721)
Total capital share activity                                  1,955,907

Bond Portfolio
Statements of Changes in Net Assets

                                                              Year Ended
                                                              September 30,
Increase (Decrease) in Net Assets                             1997
Operations
     Net investment income                                    $3,581,523
     Net realized gain (loss)                                 1,243,910
     Change in net unrealized appreciation
 or depreciation                                              941,907

         Increase (Decrease) in Net Assets
         Resulting From Operations                            5,767,340

Distributions to shareholders from
     Net investment income:
         Class A Shares                                       (3,580,791)
         Class C Shares                                       (4,713)
     Total distributions                                      (3,585,504)

Capital share transactions:
     Shares sold:
         Class A Shares                                       10,499,743
         Class C Shares                                       86,938
     Reinvestment of distributions:
         Class A Shares                                       2,785,981
         Class C Shares                                       4,537
     Shares redeemed:
         Class A Shares                                       (18,062,343)
         Class C Shares                                       (1,540,798)
     Total capital share transactions                         (6,225,942)

     Total Increase (Decrease) In Net Assets                  (4,044,106)

Net Assets
Beginning of year                                             63,700,203
End of year (including undistributed net investment
     income of $105,577and $109,558, respectively)            $59,656,097

Capital Share Activity
Shares sold:
     Class A Shares                                           645,000
     Class C Shares                                           4,676
Reinvestment of distributions:
     Class A Shares                                           171,179
     Class C Shares                                           283
Shares redeemed:
     Class A Shares                                           (1,107,488)
     Class C Shares                                           (95,628)
Total capital share activity                                  (381,978)

Bond Portfolio
Statements of Changes in Net Assets
(Cont'd)
                                                              Year Ended
                                                              September 30,
Increase (Decrease) in Net Assets                             1996
Operations
     Net investment income                                    $3,612,447
     Net realized gain (loss)                                 15,729
     Change in net unrealized appreciation
 or depreciation                                              (1,183,585)

         Increase (Decrease) in Net Assets
         Resulting From Operations                            2,444,591

Distributions to shareholders from
     Net investment income:
         Class A Shares                                       (3,552,786)
         Class C Shares                                       (54,625)
     Total distributions                                      (3,607,411)

Capital share transactions:
     Shares sold:
         Class A Shares                                       11,109,094
         Class C Shares                                       661,435
     Reinvestment of distributions:
         Class A Shares                                       2,753,789
         Class C Shares                                       49,153
     Shares redeemed:
         Class A Shares                                       (13,397,047)
         Class C Shares                                       (152,489)
     Total capital share transactions                         1,023,935

     Total Increase (Decrease) In Net Assets                  (138,885)

Net Assets
Beginning of year                                             63,839,088
End of year (including undistributed net investment
income of $105,577and $109,558, respectively)                 $63,700,203

Capital Share Activity
Shares sold:
     Class A Shares                                           679,640
     Class C Shares                                           40,967
Reinvestment of distributions:
     Class A Shares                                           169,469
     Class C Shares                                           3,061
Shares redeemed:
     Class A Shares                                           (822,989)
     Class C Shares                                           (9,542)
Total capital share activity                                  60,606

EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year Ended
                                                              September 30,
Increase (Decrease) in Net Assets                             1997
Operations
     Net investment income (loss)                             $(14,475)
     Net realized gain (loss)                                 16,858,163
     Change in net unrealized appreciation
or depreciation                                               17,734,994

         Increase (Decrease) in Net Assets
         Resulting From Operations                            34,578,682

Distributions to shareholders from
     Net investment income:
         Class A Shares                                       (35,431)
         Class C Shares                                       (1,209)
     Net realized gain:
         Class A Shares                                       (6,816,291)
         Class C Shares                                       (231,649)
     Total distributions                                      (7,084,580)

Capital share transactions:
     Shares sold:
         Class A Shares                                       35,065,087
         Class C Shares                                       2,841,400
     Reinvestment of distributions:
         Class A Shares                                       6,224,717
         Class C Shares                                       221,462
     Shares redeemed:
         Class A Shares                                       (22,155,024)
         Class C Shares                                       (780,271)
     Total capital share transactions                         21,417,371

     Total Increase (Decrease) in Net Assets                   48,911,473

Net Assets
Beginning of year                                             104,339,431
End of year (including undistributed net investment
     income of $0 and $36,595, respectively)                  $153,250,904

Capital Share Activity
Shares sold:
     Class A Shares                                           1,437,044
     Class C Shares                                           122,108
Reinvestment of distributions:
     Class A Shares                                           273,375
     Class C Shares                                           10,163
Shares redeemed:
     Class A Shares                                           (911,939)
     Class C Shares                                           (33,306)
Total capital share activity                                  897,445

EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
(Cont'd)


                                                              Year Ended
                                                              September 30,
                                                              1996

Increase (Decrease) in Net Assets
Operations
     Net investment income (loss)                             $112,016
     Net realized gain (loss)                                 6,588,657
     Change in net unrealized appreciation
or depreciation                                               8,311,454

Increase (Decrease) in Net Assets
Resulting From Operations                                     15,012,127

Distributions to shareholders from
     Net investment income:
         Class A Shares                                       (262,483)
         Class C Shares                                       (1,695)
     Net realized gain:
         Class A Shares                                       (7,816,026)
         Class C Shares                                       (165,432)
     Total distributions                                      (8,245,636)

Capital share transactions:
     Shares sold:
         Class A Shares                                       19,139,948
         Class C Shares                                       1,179,087
     Reinvestment of distributions:
         Class A Shares                                       7,431,893
         Class C Shares                                       164,558
     Shares redeemed:
         Class A Shares                                       (22,784,833)
         Class C Shares                                       (310,498)
     Total capital share transactions                         4,820,155

     Total Increase (Decrease) in Net Assets                 11,586,646

Net Assets
Beginning of year                                             92,752,785
End of year (including undistributed net investment
     income of $0 and $36,595, respectively)                  $104,339,431

Capital Share Activity
Shares sold:
     Class A Shares                                           913,008
     Class C Shares                                           57,668
Reinvestment of distributions:
     Class A Shares                                           367,609
     Class C Shares                                           8,348
Shares redeemed:
     Class A Shares                                           (1,092,012)
     Class C Shares                                           (15,221)
Total capital share activity                                  239,400

NOTES TO FINANCIAL STATEMENTS

Note A-Significant Accounting Policies

     General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with four separate portfolios: Money Market, Managed Growth, Bond and Equity. Each Portfolio offers shares of beneficial interest. Money Market shares are sold without a sales charge. Managed Growth and Equity offer both Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights. On October 29, 1996, all outstanding Class C shares in the Bond Portfolio were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

 Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At September 30, 1997, $23,260,631 or 3.4% of nets assets, for Managed Growth, and $790,252 or
1.3 % for Bond, were valued by the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks arise from the possible illiquidity of the options market and from movements in security values.

 Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income, expenses and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.

     Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

     Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Money Market (accrued daily) and Bond, quarterly by Managed Growth and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

 Estimates:   The  preparation  of  the  financial  statements  in
conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

     Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.


 Note B-Related Party  Transactions

     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets: .50% for Money Market, .65% for Bond and .70% for Equity. Effective March 1997 the Advisor agreed to reduce its fee to .55% for Bond until March 2000. Effective June 1995, Equity began paying a monthly performance fee of plus or minus .20%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the Standard & Poor's 500 Index Total Return. For Managed Growth, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .70% on the first $500 million, .675% on the next $500 million and .65% on the excess of $1 billion. Effective January, 1997, Managed Growth began paying a monthly performance fee of plus or minus .15%, on an annual basis, of average daily net assets of the performance period depending on the portfolio's performance compared to the Lipper Balanced Funds Index. For the year ended September 30, 1997, the performance fee adjustment increased (or decreased) management fees by $(194,354) and $(620,990) for Equity and Managed Growth, respectively. The Advisor reimburses the Portfolios for their respective operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average daily net assets: 1.5% on the first $30 million and 1.0% on the excess of $30 million for Money Market, Managed Growth and Bond. Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35% and 1.0% annually of average daily net assets of each Class A and Class C for Managed Growth, Bond and Equity, respectively. The expenses of Money Market are limited to .25% annually of average daily net assets. The Distributor received the following as its portion of the commissions charged on sales of each Portfolio's shares:
$331,679 for Managed Growth, $53,362 for Bond and $211,952 for Equity. Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund. Each Trustee who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustee's fees are allocated to each of the funds served. Umbono Investment Corp., which is an affiliate because Managed Growth owns over 5% of the voting securities, was purchased at a cost of $7,861,821 for 2,846,419 shares.

Note C-Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were:

                  Managed Growth            Bond              Equity

Purchases:        $1,263,533,824            $173,691,596      $126,782,034
Sales:            1,315,864,886             186,176,254       111,557,883



Money Market held only short-term investments.

     The cost of investments owned at September 30, 1997 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation
(depreciation) as of September 30, 1997 and the net realized capital loss carryforwards as of September 30, 1997 with expiration dates:


                                    Money            Managed
                                    Market           Growth
Unrealized appreciation               -               $111,621,521
Unrealized (depreciation)             -                (6,162,214)
Capital loss carryforward           29,874                   -
Expiration dates                    1998-2004                -


                                    Bond             Equity


Unrealized appreciation             $1,316,687       $33,992,950
Unrealized (depreciation)           (91,432 )        (5,233,699)
Capital loss carryforward                                   -
Expiration dates                                            -

Capital losses may be utilized to offset current and future capital gains until expiration.
     As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.
Note D-Line of Credit
     Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at September 30, 1997.


Note E-Income Tax Information
     The Fund designates $36,853,535 and $1,472,536 as capital gain dividends paid during the taxable year ended September 30, 1997 for Managed Growth Portfolio and Equity Portfolio, respectively.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

Years Ended
                                            September 30,     September 30,
                                            1997              1996

Net asset value, beginning                  $1.00             $1.00
Income from investment operations
     Net investment income                  .048              .048
Distributions from
     Net investment income                  (.048)            (.048)
Net asset value, ending                     $1.00             $1.00

Total return                                4.89%             4.88%
Ratios to average net assets:
     Net investment income                  4.79%             4.77%
     Total expenses~                        .89%              .89%
     Net expenses                           .87%              .87%
     Expenses reimbursed                    .11%              .21%
Net assets, ending (in thousands)           $166,111          $166,516
Number of shares outstanding,
     ending (in thousands)                  166,163           166,569

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            Years Ended
                                            September 30,
                                            1995
Net asset value, beginning
Income from investment operations           $1.00
     Net investment income
Distributions from                          .050
     Net investment income
Net asset value, ending                     (.050)
     $1.00
Total return
Ratios to average net assets:               5.13%
     Net investment income
     Total expenses~                        5.03%
     Net expenses                           .89%
     Expenses reimbursed                    .87%
Net assets, ending (in thousands)           .18%
Number of shares outstanding,               $153,996
     ending (in thousands)                  154,044




     Years Ended
                                            September 30,     September 30,
                                            1994              1993
Net asset value, beginning                  $1.00             $1.00
Income from investment operations
     Net investment income                  .031              .025
Distributions from
     Net investment income                  (.031)            (.025)
Net asset value, ending                     $1.00             $1.00

Total return                                3.13%             2.56%
Ratios to average net assets:
     Net investment income                  3.07%             2.54%
     Total expenses~                       N/A               N/A
     Net expenses                           .87%              .87%
     Expenses reimbursed                    .18%              .20%
Net assets, ending (in thousands)           $143,779          $144,985
Number of shares outstanding,
     ending (in thousands)                  143,826           145,031

MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Years Ended
                                            Sept. 30,         Sept. 30,
Class A Shares                              1997              1996

Net asset value, beginning                  $31.35            $32.81
Income from investment operations
   Net investment income                     .83               .78
   Net realized and unrealized gain (loss)   5.61              2.28
         Total from investment operations   6.44              3.06
Distributions from
     Net investment income                  (.81)             (.77)
     Net realized gain                      (2.10)            (3.75)
         Total distributions                (2.91)            (4.52)
Total increase (decrease) in net
 asset value                                 3.53             (1.46)
Net asset value, ending                     $34.88            $31.35

Total return*                               21.94%            10.27%
Ratios to average net assets:
     Net investment income                  2.57%             2.58%
     Total expenses~                       1.14%             1.28%
     Net expenses                           1.12%             1.26%
     Expenses reimbursed                    -                .01%
Portfolio turnover                          215%              111%
Average commission rate paid                $.0508            $.0489
Net assets, ending (in thousands)           $675,306          $594,482
Number of shares outstanding,
     ending (in thousands)                  19,362            18,964

MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(Cont'd)

Years Ended

Class A Shares                              Sept. 30
                                            1995

Net asset value, beginning                  $28.77
Income from investment operations
Net investment income                       .87
Net realized and unrealized gain (loss)     4.25
     Total from investment operations       5.12
Distributions from
Net investment income                       (.87)
Net realized gain                           (.21)
Total distributions                         (1.08)
Total increase (decrease) in
net asset value                             4.04
Net asset value, ending                     $32.81

Total return*                               18.21%
Ratios to average net assets:
Net investment income                       2.89%
Total expenses~                             1.28%
Net expenses                                1.26%
Expenses reimbursed                         .02%
Portfolio turnover                          114%
Average commission rate paid                N/A
Net assets, ending (in thousands)           $560,981
Number of shares outstanding,
ending (in thousands)                       17,099


     Years Ended
                                            September 30,     September 30,
Class A Shares                              1994              1993
Net asset value, beginning                  $30.85            $29.35
Income from investment operations
     Net investment income                  .93               .95
     Net realized and unrealized gain (loss)(1.83)            1.91
         Total from investment operations   (.90)             2.86
Distributions from
     Net investment income                  (.95)             (.95)
     Net realized gain                      (.23)             (.41)
         Total distributions                (1.18)            (1.36)
Total increase (decrease) in net
 asset value                                 (2.08)            1.50
Net asset value, ending                     $28.77            $30.85

Total return*                               (2.95%)           9.98%
Ratios to average net assets:
     Net investment income                  3.14%             3.25%
     Total expenses~                        N/A               N/A
     Net expenses                           1.24%             1.25%
     Expenses reimbursed                    -                    -
Portfolio turnover                          34%               33%
Average commission rate paid                N/A               N/A
Net assets, ending (in thousands)           $512,027          $536,170
Number of shares outstanding,
     ending (in thousands)                  17,800            17,378

MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

     Years Ended
                                            September 30,     September 30,
Class C Shares                              1997              1996
Net asset value, beginning                  $31.05            $32.60
Income from investment operations
     Net investment income                  .47               .46
     Net realized and unrealized gain (loss)5.54              2.17
         Total from investment operations   6.01              2.63
Distributions from
     Net investment income                  (.44)             (.43)
     Net realized gain                      (2.10)            (3.75)
         Total distributions                (2.54)            (4.18)
Total increase (decrease) in
net asset value                              3.47             (1.55)
Net asset value, ending                     $34.52            $31.05

Total return*                               20.56%            8.85%
Ratios to average net assets:
     Net investment income                  1.42%             1.34%
     Total expenses~                       2.29%             2.52%
     Net expenses                           2.27%             2.50%
     Expenses reimbursed                    -                 .14%
Portfolio turnover                          215%              111%
Average commission rate paid                $.0508            $.0489
Net assets, ending (in thousands)           $8,898            $6,715
Number of shares outstanding,
     ending (in thousands)                  258               216

     Years Ended
                                            September 30,     September 30,
Class C Shares                              1995              1994**
Net asset value, beginning                  $28.65            $30.43
Income from investment operations
     Net investment income                  .54               .51
     Net realized and unrealized gain (loss)4.20              (1.66)
         Total from investment operations   4.74              (1.15)
Distributions from
     Net investment income                  (.58)             (.63)
     Net realized gain                      (.21)             -
         Total distributions                (.79)             (.63)
Total increase (decrease) in
net asset value                             3.95             (1.78)
Net asset value, ending                     $32.60            $28.65

Total return*                               16.85%            (3.30%)
Ratios to average net assets:
     Net investment income                  1.61%             1.83%(a)
     Total expenses~                       2.51%             N/A
     Net expenses                           2.50%             2.47%(a)
     Expenses reimbursed                    .42%              1.46%(a)
Portfolio turnover                          114%              34%
Average commission rate paid                N/A               N/A
Net assets, ending (in thousands)           $4,065            $1,893
Number of shares outstanding,
     ending (in thousands)                  125               66

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

         Years Ended
                                            September 30,     September 30,
Class A Shares                              1997              1996

Net asset value, beginning                  $16.06            $16.34
Income from investment operations
     Net investment income                  .96               .92
     Net realized and unrealized gain (loss).58               (.29)
         Total from investment operations   1.54              .63
Distributions from
     Net investment income                  (.96)             (.91)
     Net realized gain                      -                   -
     Tax return of capital                  -                   -
         Total distributions                (.96)             (.91)
Total increase (decrease) in
 net asset value                            .58               (.28)
Net asset value, ending                     $16.64            $16.06

Total return*                               9.89%             3.96%
Ratios to average net assets:
     Net investment income                  5.85%             5.60%
     Total expenses~                       1.23%             1.29%
     Net expenses                           1.19%             1.26%
Portfolio turnover                          319%              22%29%
Net assets, ending (in thousands)           $59,656           $62,259
Number of shares outstanding,
     ending (in thousands)                  3,585             3,876

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Years Ended                                 September 30,
                                            1995
Class A Shares
Net asset value, beginning                  $15.49
Income from investment operations
Net investment income                       .96
Net realized and unrealized gain (loss)     .91
     Total from investment operations       1.87
Distributions from
Net investment income                       (.93)
Net realized gain                           (.06)
Tax return of capital                       (.03)
Total distributions                         (1.02)
Total increase (decrease) in
 net asset value                              .85
Net asset value, ending                     $16.34

Total return*                               12.57%
Ratios to average net assets:
Net investment income                       6.04%
Total expenses~                           1.24%
Net expenses                                1.22%
Portfolio turnover
Net assets, ending (in thousands)           $62,929
Number of shares outstanding,
     ending (in thousands)                  3,850


     Years Ended
                                            September 30,     September 30,
Class A Shares                              1994              1993
Net asset value, beginning                  $17.77            $17.05
Income from investment operations
     Net investment income                  .94               1.08
     Net realized and unrealized gain (loss)(1.81)            .85
         Total from investment operations   (.87)             1.93
Distributions from
     Net investment income                  (.94)             (1.08)
     Net realized gain                      (.47)             (.13)
     Tax return of capital                  -
         Total distributions                (1.41)            (1.21)
Total increase (decrease) in
 net asset value                            (2.28)               .72
Net asset value, ending                     $15.49            $17.77

Total return*                               (5.18%)           11.89%
Ratios to average net assets:
     Net investment income                  5.64%             6.33%
     Total expenses~                      N/A               N/A
     Net expenses                           1.10%             .79%
     Expenses reimbursed                    -                .20%
Portfolio turnover                          19%               28%
Net assets, ending (in thousands)           $61,573           $67,134
Number of shares outstanding,
     ending (in thousands)                  3,976             3,778

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

     Periods Ended
                                            October 29,       September 30,
Class C Shares                              1996              1996
Net asset value, beginning                  $15.90            $16.20
Income from investment operations
     Net investment income                  .06               .72
     Net realized and unrealized gain (loss).21               (.31)
         Total from investment operations   .27               .41
Distributions from
     Net investment income                  (.05)             (.71)
     Net realized gain                      -                    -
     Tax return of capital                  -                    -
         Total distributions                (.05)             (.71)
Total increase (decrease) in
 net asset value                              .22             (.30)
Net asset value, ending                     $16.12            $15.90

Total return*                               1.73%             2.58%
Ratios to average net assets:
     Net investment income                  4.84%(a)          4.18%
     Total expenses~                       2.56%(a)          2.53%
     Net expenses                           2.51%(a)          2.50%
     Expenses reimbursed                    .96%(a)           .75%
Portfolio turnover                          0%                22%
Net assets, ending (in thousands)           $1,427            $1,441
Number of shares outstanding,
     ending (in thousands)                  89                91

     Years Ended
                                            September 30,     September 30,
Class C Shares                              1995              1994**
Net asset value, beginning                  $15.43            $16.71
Income from investment operations
     Net investment income                  .80               .45
     Net realized and unrealized gain (loss).87               (1.23)
         Total from investment operations   1.67              (.78)
Distributions from
     Net investment income                  (.81)             (.50)
     Net realized gain                      (.06)               -
     Tax return of capital                  (.03)               -
         Total distributions                (.90)             (.50)
Total increase (decrease) in net
 asset value                               .77                 (1.28)
Net asset value, ending                     $16.20            $15.43

Total return*                               11.21%            (4.13%)
Ratios to average net assets:
     Net investment income                  4.60%             4.63%(a)
     Total expenses                        2.52%             N/A
     Net expenses                           2.50%             2.41%(a)
     Expenses reimbursed                    2.14%             9.60%(a)
Portfolio turnover                          29%               19%
Net assets, ending (in thousands)           $910               $315
Number of shares outstanding,
     ending (in thousands)                  56                20

Equity Portfolio
Financial Highlights

         Years Ended
                                            Sept. 30,         Sept. 30
Class A Shares                              1997              1996

Net asset value, beginning                  $22.54            $21.12
Income from investment operations
     Net investment income                   -                .03
     Net realized and unrealized gain (loss)6.73              3.26
         Total from investment operations   6.73              3.29
Distributions from
     Net investment income                  (.01)             (.06)
     Net realized gain                      (1.49)            (1.81)
         Total distributions                (1.50)            (1.87)
Total increase (decrease) in net
 asset value                                  5.23               1.42
Net asset value, ending                     $27.77            $22.54

Total return*                               31.34%            16.62%
Ratios to average net assets:
     Net investment income                  .03%              .15%
     Total expenses~                       1.21%             1.29%
     Net expenses                           1.20%             1.27%
Portfolio turnover                          93%               118%
Average commission rate paid                $.0574            $.0556
Net assets, ending (in thousands)           $147,002          $101,344
Number of shares outstanding,
     ending (in thousands)                  5,294             4,496

Equity Portfolio
Financial Highlights

Years Ended

                                            September 30,
                                            1995
Class A Shares
Net asset value, beginning                  $20.13
Income from investment operations
Net investment income                       .06
Net realized and unrealized gain (loss)     2.22
Total from investment operations            2.28
Distributions from
Net investment income                       (.04)
Net realized gain                           (1.25)
Total distributions                         (1.29)
Total increase (decrease) in
 net asset value                            .99
Net asset value, ending                     $21.12

Total return*                               12.43%
Ratios to average net assets:
Net investment income                       .32%
Total expenses~                              1.38%
Net expenses                                1.36%
Portfolio turnover                          35%
Average commission rate paid                N/A
Net assets, ending (in thousands)           $90,951
Number of shares outstanding
     ending (in thousands)                  4,307


     Years Ended
                                            Sept. 30,         Sept. 30,
Class A Shares                              1994              1993

Net asset value, beginning                  $21.43            $20.03
Income from investment operations
 Net investment income                       .13               .21
 Net realized and unrealized gain (loss)     (1.04)            1.36
         Total from investment operations    (.91)             1.57
Distributions from
     Net investment income                  (.28)             (.17)
     Net realized gain                      (.11)             -
         Total distributions                (.39)             (.17)
Total increase (decrease) in net
asset value                                  (1.30)           1.40
Net asset value, ending                     $20.13            $21.43

Total return*                               (4.33%)           7.82%
Ratios to average net assets:
     Net investment income                  .65%              1.06%
     Total expenses~                         N/A               N/A
     Net expenses                           1.27%             1.13%
     Expenses reimbursed                      -              -
Portfolio turnover                          94%               43%
Average commission rate paid                N/A               N/A
Net assets, ending (in thousands)           $92,970           $85,042
Number of shares outstanding,
     ending (in thousands)                  4,620             3,968

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

     Years Ended
                                            September 30,     September 30,
Class C Shares                              1997              1996
Net asset value, beginning                  $21.71            $20.66
Income from investment operations.
     Net investment income (loss)           (.05)             (.16)
     Net realized and unrealized gain (loss)6.21              3.04
         Total from investment operations      6.16           2.88
Distributions from
     Net investment income                  (.01)             (.02)
     Net realized gain                      (1.49)            (1.81)
         Total distributions                (1.50)            (1.83)
Total increase (decrease) in
net asset value                             4.66               1.05
Net asset value, ending                     $26.37            $21.71

Total return*                               29.84%            14.85%
Ratios to average net assets:
     Net investment income (loss)           (1.08%)           (1.42%)
     Total expenses~                      2.31%             2.86%
     Net expenses                           2.30%             2.85%
     Expenses reimbursed                   -               -
Portfolio turnover                          93%               118%
Average commission rate paid                $.0574            $.0556
Net assets, ending (in thousands)           $6,249            $2,996
Number of shares outstanding,
     ending (in thousands)                  237               138

     Years Ended
                                            September 30,     September 30,
Class C Shares                              1995              1994**
Net asset value, beginning                  $19.98            $22.12
Income from investment operations.
 Net investment income                       (.03)             (.06)
 Net realized and unrealized gain (loss)     2.05              (2.08)
         Total from investment operations    2.02           (2.14)
Distributions from
     Net investment income                  (.09)              -
     Net realized gain                      (1.25)             -
         Total distributions                (1.34)             -
Total increase (decrease) in net
asset value                                    .68            (2.14)
Net asset value, ending                     $20.66            $19.98

Total return*                               11.16%            (9.14%)
Ratios to average net assets:
     Net investment income (loss)           (.84%)            (1.06%)(a)
     Total expenses~                       2.51%             N/A
     Net expenses                           2.50%             2.75%(a)
     Expenses reimbursed                    1.07%             4.60%(a)
Portfolio turnover                          35%               94%
Average commission rate paid                N/A               N/A
Net assets, ending (in thousands)           $1,802            $670
Number of shares outstanding,
     ending (in thousands)                  87                34


(a)  Annualized

 * Total return is not annualized for periods less than one year and does not reflect deduction of Class A front-end sales charge.

 + Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

 ** From March 1, 1994 inception. N/A Disclosure not applicable to prior periods.

N/A Disclosure not applicable to prior periods.




Calvert Group's
Family of Funds

Tax-Exempt
Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable
Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Managed Growth Portfolio

Municipal Funds
CTFRLimited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
Arizona Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Florida Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Michigan Muni. Intermediate Portfolio
New York Muni. Intermediate Portfolio
Pennsylvania Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIFEquity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Strategic Growth Fund
New Africa Fund

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Calvert Group
INformation

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDDfor Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Web Site
http://www.calvertgroup.com


Please check the inside back cover for
Calvert Group's Family of Funds.

This report is intended to provide fund
information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert Group
INformation

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDDfor Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Web Site
http://www.calvertgroup.com


Please check the inside back cover for
Calvert Group's Family of Funds.

This report is intended to provide fund
information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Portfolio Quality Structure
Money Market Portfolio Statistics
September 30, 1997

Average Annual Total Returns

                                    as of 9/30/97

One year                            4.89%
Five year                           4.12%
Ten year                            5.39%
Since inception                     6.28%
(10/21/82)

Long-Term Performance
Change in value of $10,000 investment.

Line graph here showing comparison from 10/87 to 9/97

CSIF  $16,907



Total return assumes reinvestment of dividends. Past performance is no guarantee of future results.

     Shareholder Dialogue with Oracle Corporation In April of this year, Calvert filed a shareholder resolution requesting that the management of Oracle Corporation prepare and disseminate to all employees and shareholders a report detailing the software company's EEO programs and policies, including the company's Federal EEO-1 report for the most recent three years. After extensive negotiations and dialogue between Calvert and Oracle management, the company agreed to prepare and publish a diversity report by March 1998. Oracle will also publish its diversity initiatives on its web site. Based on the terms of the withdrawal agreement, Calvert withdrew its resolution. We applaud this step by Oracle toward increased accountability on equal opportunity employment issues. Calvert Special Equities Program We continue to see exciting social and financial results from our early-stage investment program. Highlights in the past six months include the successful trial results of Aviron's nasal flu vaccine for children. Another notable development is the acquisition of Fountainhead, a maker of chlorine-free pool filters, by Zodiac, one of the largest swimming pool companies in the world. New investments made within the past year include Hayes Medical, a developer of 3-D technology for better-fitting, cheaper prosthetics and Real Goods, a retailer of renewable energy and sustainable living products. High Social Impact Investing Finally, an important part of our investment approach is the one percent of assets we invest at less-than-market returns in community initiatives. One such investment is the Northeast Entrepreneur Fund which helps hundreds of people in Minnesota focus their talents, determination and dreams into sensible plans and successful businesses. One notable success story is Don Young, a resident of a remote community in Northern Minnesota, who managed to get his family of twelve off welfare by turning his woodworking hobby into a thriving commercial operation, thanks to a lot of hard work-and the help of a micro-loan.

     As always, more information about the Fund, including the article from the Journal of Investing, is available on the Internet at www.calvertsif.com. Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge. TR represents total return. Source: Lipper Analytical Services, Inc. New subadvisors assumed management of the equity portion of the Portfolio effective July 1995.




























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